                    As filed with the SEC on March 31, 1997

    Excelsior Tax-Exempt Funds, Inc. - Registration Nos. 2-93068; 811-4101

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]

      Excelsior Tax-Exempt Funds, Inc:  Post-Effective Amendment No. 21 [x]

                                      and

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY         [x]
                                  ACT OF 1940

         Excelsior Tax-Exempt Funds, Inc.:  Amendment No. 23            [x]

              (Exact Name of Registrant as Specified in Charter)

                               73 Tremont Street
                       Boston, Massachusetts  02108-3913
                   (Address of Principal Executive Offices)

                Registrant's Telephone Number:  (800) 446-1012


                            W. Bruce McConnel, III
                            Drinker Biddle & Reath
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                    Philadelphia, Pennsylvania  19107-3496
                    (Name and Address of Agent for Service)


It is proposed that this post-effective amendment will become effective (check appropriate box)

[X]   immediately upon filing pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        --------------------------

The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 Notice for the Registrant's fiscal year ended March 31, 1996 was filed on May 30, 1996.

                     EXCELSIOR TAX-EXEMPT FUNDS, INC.

                     CALIFORNIA TAX-EXEMPT INCOME FUND

              SUPPLEMENT TO PROSPECTUS DATED OCTOBER 1, 1996


1. The sales load discussed in the sections entitled "Expense Summary", "How to Purchase and Redeem Shares -- Public Offering Price" and "Performance and Yield Information" has been eliminated and Shares of the Fund are now offered for sale at their net asset value. Accordingly, the Example on page 2 is restated as follows:

      Example: You would pay the following estimated expenses on a $1000 investment, assuming (1) 5% annual return and (2) redemption of your investment at the end of the following periods:

                                                      1 YEAR   3 YEARS
                                                      ------   -------

      California Tax-Exempt Income Fund.......         $ 7     $ 22


2. The following has been added immediately following the section entitled "Expense Summary":


                           FINANCIAL HIGHLIGHTS

            The following table includes selected data for a Share outstanding throughout the period indicated and other performance information derived from unaudited financial statements included in the Statement of Additional Information. The following table should be read in conjunction with such financial statements and notes thereto. The Statement of Additional Information may be obtained from Excelsior Tax-Exempt Fund without charge by calling the number on the front cover of this Prospectus.

                     CALIFORNIA TAX-EXEMPT INCOME FUND


                                                             PERIOD ENDED
                                                           JANUARY 31, 1997/1/
                                                              (UNAUDITED)
                                                           ------------------
Net Asset Value, Beginning of Period........................   $7.00
                                                               -----
Income From Investment Operations:
  Net Investment Income.....................................    0.08
  Net Gains on Securities
    (both realized and unrealized)..........................    0.01
                                                               -----
  Total From Investment Operations..........................    0.09
                                                               -----
Less Distributions:
  Dividends From Net Investment Income......................   (0.08)
                                                               -----

Net Asset Value, End of Period..........................       $7.01
                                                               -----

Total Return................................................    1.30%/2/

Ratios/Supplemental Data:
  Net Assets, End of Period (in millions)...................  $9,743
  Ratio of Net Operating Expenses to Average
    Net Assets..............................................    0.70%/3/
  Ratio of Gross Operating Expenses to Average
    Net Assets/4/...........................................    1.37%/3/
  Ratio of Net Investment Income to Average
    Net Assets/5/...........................................    3.60%/3/
  Portfolio Turnover Rate...................................   15.00%/3/

__________________
NOTES

1. For the period October 1, 1996 (commencement of operations) through January 31, 1997.

2. Not annualized. Total return does not reflect the sales load that was payable on purchases of Shares prior to March 1, 1997.

3.    Annualized.

4. Expense ratio before waiver of fees and reimbursement of expenses by adviser and administrators.

5. In the absence of voluntary fee waivers and expense reimbursements by the investment adviser and administrators, the ratio of net investment income to average net assets would have been 2.93%.

3. The following replaces the first sentence of the first paragraph under the heading "Investment Objectives and Policies -- Quality of Investments" on page 3:

            The Fund invests in Municipal Obligations that are rated at the time of purchase: (1) "BBB" or higher by Standard & Poor's Ratings Group ("S&P") or "Baa" or higher by Moody's Investors Service, Inc. ("Moody's"), in the case of bonds (or, in certain instances, bonds with lower ratings if they are determined by the Investment Adviser or Sub-Adviser to be comparable to BBB/Baa-rated issues); (2) "SP-3" or higher by S&P or "MIG-3" or higher ("VMIG-3" or higher, in the case of variable rate notes) by Moody's, in the case of notes; and (3) "A-3" or higher by S&P or "Prime-3" or higher by Moody's, in the case of commercial paper. Securities rated "BBB" by S&P or "Baa" by Moody's are generally considered to be investment grade, although they have speculative characteristics and are more sensitive to economic change than higher rated securities.


4. The following paragraph is inserted after the sixth paragraph under the heading "Management of the Fund -- Investment Adviser and Sub-Adviser" on page 22:

            For the period from October 1, 1996 (commencement of operations) through January 31, 1997, the Investment Adviser and Sub-Adviser each waived its entire advisory fee. For the same period, the Investment Adviser waived fees and reimbursed expenses at the effective annual rate of .67% of the Fund's average daily net assets.


5. The following paragraph is inserted after the second paragraph under the heading "Management of the Fund -- Administrators" on page 22:

            For the period from October 1, 1996 (commencement of operations) through January 31, 1997, the Administrators received an aggregate administration fee at the effective annual rate of .152% of the average daily net assets of the Fund.

6. The following paragraph replaces the last paragraph in the section entitled "Description of Capital Stock" on page 23:

            As of March 25, 1997, U.S. Trust and its affiliates held of record substantially all of the outstanding Shares of the Fund as agent or custodian for its customers. In addition, at that date, U.S. Trust and its affiliates held investment and/or voting power with respect to a majority of the outstanding Shares of the Fund on behalf of their customers. U.S. Trust is a wholly-owned subsidiary of U.S. Trust Corporation.

7. The following replaces the second sentence of the first paragraph under the heading "Custodian and Transfer Agent" on page 23:

            Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

This Supplement is dated March 31, 1997 and relates to the Prospectus originally dated October 1, 1996 and hereby redated March 31, 1997.

                           CROSS-REFERENCE SHEET
                           ---------------------

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                      (California Tax-Exempt Income Fund)


Form N-1A, Part A, Item                           Prospectus Caption
-----------------------                           ------------------

1.    Cover Page................................      Cover Page

2.    Synopsis..................................      Expense Summary

3.    Condensed Financial Information...........      Not Applicable

4.    General Description of Registrant.........      Investment Objective and
                                                      Policies; Portfolio
                                                      Instruments and Other
                                                      Investment Information;
                                                      Investment Limitations;
                                                      Description of Capital
                                                      Stock

5.    Management of the Fund....................      Management of the Fund;
                                                      Custodian and Transfer
                                                      Agent

5A.   Management's Discussion of
        Fund Performance........................      Not Applicable

6.    Capital Stock and
        Other Securities........................      How to Purchase and
                                                      Redeem Shares; Dividends
                                                      and Distributions; Taxes;
                                                      Description of Capital
                                                      Stock; Miscellaneous

7.    Purchase of Securities
        Being Offered...........................      Pricing of Shares; How to
                                                      Purchase and Redeem
                                                      Shares; Investor Programs

8.    Redemption or Repurchase..................      How to Purchase and
                                                      Redeem Shares

9.    Pending Legal Proceedings.................      Not Applicable

                                                              [LOGO]EXCELSIOR


A Management Investment Company

--------------------------------------------------------------------------------
California Tax-Exempt Income Fund   For initial purchase information, current
                                    prices, yield and performance information and existing account information, call (800)
                                    446-1012. (From overseas, call (617) 557-
                                    8280.)

73 Tremont Street Boston, Massachusetts 02108-3913

--------------------------------------------------------------------------------
This Prospectus describes the California Tax-Exempt Income Fund (the "Fund"), a non-diversified investment portfolio offered to investors by Excelsior Tax-Ex-empt Funds, Inc. ("Excelsior Tax-Exempt Fund") (formerly UST Master Tax-Exempt Funds, Inc.), an open-end management investment company.

 CALIFORNIA TAX-EXEMPT INCOME FUND'S investment objective is to provide Cali-fornia investors with as high a level of current interest income exempt from Federal income tax and, to the extent possible, from California state personal income tax as is consistent with relative stability of principal. Under normal market conditions, at least 65% of the Fund's total assets will be invested in California Municipal Obligations (as defined below). Although the Fund has no restrictions as to the minimum or maximum maturity of any individual security it may hold, it will generally have a dollar-weighted average portfolio matu-rity of 3 to 10 years.

 Edgewood Services, Inc. sponsors the Fund and serves as its distributor. United States Trust Company of New York (the "Investment Adviser" or "U.S. Trust") serves as the Fund's investment adviser and United States Trust Company of California (the "Sub-Adviser") serves as the Fund's sub-adviser.

 This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated October 1, 1996 and containing additional information about the Fund has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Tax-Exempt Fund at its address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus.

SHARES IN THE FUND ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY, ITS PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                October 1, 1996

                                EXPENSE SUMMARY

                                                                     CALIFORNIA
                                                                     TAX-EXEMPT
                                                                     INCOME FUND
                                                                     -----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load on Purchases (as percentage of offering price)...       4.50%
Sales Load on Reinvested Dividends..................................        None
Deferred Sales Load.................................................        None
Redemption Fees/1/..................................................        None
Exchange Fee........................................................        None
ESTIMATED ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS):
Advisory Fees (after fee waivers)/2/................................        .38%
12b-1 Fees..........................................................        None
Other Operating Expenses............................................        .32
                                                                          ------
 Administrative Servicing Fee/2/....................................  .02
 Other Expenses.....................................................  .30
                                                                     ----
Total Operating Expenses (after fee waivers)/2/.....................        .70%
                                                                          ======

-------
1. The Fund's transfer agent imposes a direct $8.00 charge on each wire redemp-tion by noninstitutional (i.e. individual) investors which is not reflected in the estimated expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Redemption Procedures."
2. The Investment Adviser and Administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators in-tend to voluntarily waive fees in an amount equal to the Administrative Ser-vicing Fee. Without such fee waivers, "Advisory Fee" would be .50% and "To-tal Operating Expenses" would be .82% for the Fund.

Example: You would pay the following estimated expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption of your investment at the end of the following periods:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
California Tax-Exempt Income Fund................................  $52     $66

  The foregoing expense summary and example (based on the maximum sales load payable on the Shares) are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Fund will bear directly or indirectly. The expense summary sets forth estimated advisory and other ex-penses payable with respect to Shares of the Fund for the current fiscal year. For more complete descriptions of the Fund's operating expenses, see "Manage-ment of the Fund" in this Prospectus.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                       INVESTMENT OBJECTIVE AND POLICIES

 The Investment Adviser and the Sub-Adviser will use their best efforts to achieve the Fund's investment objective although its achievement cannot be as-sured. The Fund's investment objective and, except as indicated otherwise, the policies described below may be changed by Excelsior Tax-Exempt Fund's Board of Directors without a vote of the Fund's shareholders. Certain investment limita-tions which cannot be changed without the requisite vote of the shareholders are set forth below under "Investment Limitations."

GENERAL

 The Fund is a non-diversified investment portfolio whose investment objective is to provide California investors with as high a level of current interest in-come exempt from Federal income tax and, to the extent possible, from Califor-nia state personal income tax as is consistent with the preservation of capital and relative stability of principal. To accomplish this goal, the Fund antici-pates that it will invest primarily in California Municipal Obligations as de-fined below. Although the Fund has no restrictions as to the minimum or maximum maturity of any individual security that it may hold, under normal market con-ditions it will have a dollar-weighted average portfolio maturity of 3 to 10 years.

 As a matter of fundamental policy, except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in debt obligations is-sued by or on behalf of the State of California and other states, territories and possessions of the United States, the District of Columbia and their re-spective authorities, agencies, instrumentalities and political sub-divisions, the interest from which is, in the opinion of bond counsel to the issuer, ex-empt from Federal income tax ("Municipal Obligations"). The Fund expects that, except during temporary defensive periods, under normal market conditions 65% of the Fund's total assets will be invested in debt securities of the State of California, its political sub-divisions, authorities, agencies, instrumentali-ties and corporations, and certain other governmental issuers, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Fed-eral and California personal income taxes ("California Municipal Obligations"). In general, the Fund anticipates that dividends derived from interest on Munic-ipal Obligations other than California Municipal Obligations will be exempt from regular Federal income tax but may be subject to California personal in-come taxes. Dividends paid by the Fund may be subject to local taxes regardless of their source. See "Taxes" below.

 Under normal market conditions, up to 20% of the Fund's assets may be held in cash or invested in taxable obligations described below under "Portfolio In-struments and Other Investment Information--Eligible Taxable Obligations." When market conditions are uncertain, the Fund may hold cash reserves and eligible taxable securities without limitation in order to maintain a temporary defen-sive position. Uninvested cash reserves will not earn income.

QUALITY OF INVESTMENTS

 The Fund invests in Municipal Obligations that are rated at the time of pur-chase: (1) "A" or higher by Standard & Poor's Ratings Group ("S&P") or by Moody's Investors Service, Inc. ("Moody's"), in the case of bonds (or, in cer-tain instances, municipal bonds with lower ratings if they are determined by the Investment Adviser or Sub-Adviser to be comparable to A-rated issues); (2) "SP-2" or higher by S&P or "MIG-2" or higher ("VMIG-2" or higher, in the case of variable rate notes) by Moody's, in the case of notes; and (3) "A-2" or higher by S&P or "Prime-2" or higher by Moody's, in the case of tax-exempt com-mercial paper. If not rated, Municipal Obligations purchased by the Fund will be of comparable quality to the above ratings as determined by the Investment Adviser or Sub-Adviser under the supervision of the Board of Directors. A dis-cussion of Moody's and S&P's rating categories is contained in Appendix A to the Statement of Additional Information.

TYPES OF MUNICIPAL OBLIGATIONS

 The two principal classifications of Municipal Obligations which may be held by the Fund are "general obligation" securities and "revenue" securities. Gen-eral obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Rev-enue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a spe-cial excise tax or other specific revenue source such as the user of the fa-cility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance var-ious privately operated facilities, and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corpo-rations or other entities. Since interest on private activity bonds is treated as a specific tax preference item under the Federal alternative minimum tax, the Fund's investments in private activity bonds will not exceed, under normal market conditions, 20% of its total assets when added together with cash and any taxable investments held by the Fund.

 The Fund's portfolio may also include, without limitation, "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt serv-ice obligations from current revenues, it may draw on a reserve fund, the res-toration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

 The Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with re-spect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in re-lation to the principal and/or interest payments which the holders of the re-ceipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Munici-pal Obligation. The Fund intends to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Obliga-tions. "Stripped" Municipal Obligations are considered illiquid securities subject to the 10% limit on such investments described below.

            PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

VARIABLE AND FLOATING RATE INSTRUMENTS

 Municipal Obligations purchased by the Fund may include variable and floating rate instruments. The interest rates on such instruments are not fixed and vary with changes in the particular interest rate benchmarks or indexes. Unrated variable and floating rate instruments will be purchased by the Fund based upon the Investment Adviser's or Sub-Adviser's determination that their quality at the time of purchase is comparable to at least the minimum ratings set forth above. In some cases the Fund may require that the issuer's obliga-tion to pay the principal be backed by an unconditional and irrevocable bank letter or line of credit, guarantee or commitment to lend. Although there may be no active secondary market with respect to a particular variable or float-ing rate instrument purchased by the Fund, the Fund may (at any time or during specified intervals within a prescribed period, depending upon the instrument involved) demand payment in full of the principal and may resell the instru-ment to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate instrument in the event the issuer defaulted on its payment obligation or dur-ing periods when the Fund is not entitled to exercise its demand rights. In such cases, the Fund could suffer a loss with respect to the instruments.

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 The Fund may purchase Municipal Obligations on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by the Fund to purchase or sell particular Munici-pal Obligations with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of in-terest rates. The Fund expects that its forward commitments and "when-issued" purchases will not exceed 25% of the value of its total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Fund does not intend to engage in "when-issued" purchases and for-ward commitments for speculative purposes but only in furtherance of its in-vestment objective.

 The Fund may also acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a "stand-by commitment," a dealer agrees to purchase at the Fund's option specified Municipal Obligations at a stated price. The Fund will acquire "stand-by commitments" solely to facili-tate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by commitments" acquired by the Fund will be val-ued at zero in determining the Fund's net asset value.

ELIGIBLE TAXABLE OBLIGATIONS

 Taxable securities that may be held by the Fund within the limits described above include: (i) municipal bond index and interest rate futures contracts;
(ii) obligations of the U.S. Treasury; (iii) obligations of agencies and in-strumentalities of the U.S. Government; (iv) money market instruments such as certificates of deposit and bankers' acceptances; (v) repurchase agreements collateralized by U.S. Government obligations or other money market instru-ments; or (vi) securities issued by other investment companies. Municipal bond index and interest rate futures contracts, investment company securities and repurchase agreements are described below.

Futures Contracts

 The Fund may purchase and sell municipal bond index and interest rate futures contracts as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

 The Fund may enter into contracts for the future delivery of fixed-income se-curities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to the municipal bond index futures contracts except that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

 The Fund will not engage in transactions in futures contracts for specula-tion, but only as a hedge against changes in market values of securities which the Fund holds or intends to purchase to attempt to reduce risks inherent in the management of the Fund. The Fund will engage in futures contracts only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures con-tracts, the Funds must satisfy certain asset segregation requirements to en-sure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or depos-it. When a Fund takes a short position in a futures contract, the Fund must maintain a segre-gated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" a futures position generally by entering into an offsetting po-sition. As of the date of this Prospectus, the Fund intends to limit its hedg-ing transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and losses on the Fund's open contracts.

 Transactions in futures contracts as a hedging device may subject the Fund to a number of risks. Successful use of futures contracts by the Fund is subject to the ability of the Investment Adviser or Sub-Adviser to correctly antici-pate movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the securities being hedged. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a fa-vorable movement in the price of securities which it holds or intends to pur-chase or may be unable to close a futures position in the event of adverse price movements. Any income from investments in futures contracts will be tax-able.

Investment Company Securities

 Subject to the limit on investments in taxable obligations described above, the Fund may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the am ortized cost or penny-rounding method. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment compa-ny, some or all of which would be duplicative. Such securities will be ac-quired by the Fund within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act") which include, subject to certain exceptions, a pro-hibition against the Fund investing more than 10% of the value of its total assets in such securities.

Repurchase Agreements

 The Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repur-chase agreements"). The Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser or Sub-Adviser, pursuant to guidelines established by Excelsior Tax-Exempt Fund's Board of Directors. The Fund will not enter into repurchase agreements with the Investment Adviser, the Sub-Adviser or any of their affil-iates. Repurchase agreements with remaining maturities in excess of seven days will be considered to be illiquid securities and will be subject to the 10% limit on such investments described below.

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that pro-ceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be tax-able.

ILLIQUID SECURITIES

 The Fund will not knowingly invest more than 10% of the value of its net as-sets in securities that are illiq- uid. The Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increas-ing the level of illiquidity in the Fund during any period that qualified in-stitutional buyers become uninterested in purchasing these restricted securi-ties.

PORTFOLIO TURNOVER

 The Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser or Sub-Adviser believes that such a disposition is con-sistent with the Fund's investment objective. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may involve correspondingly greater transaction costs which will ultimately be borne by the Fund's shareholders and may result in the re-alization of substantial net capital gains. To the extent that net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Taxes-- Fed-eral").

RISK FACTORS

 The Fund intends to follow the diversification standards set forth in the 1940 Act except to the extent the Investment Adviser or Sub-Adviser determines that non-diversification is appropriate in order to maximize the percentage of the Fund's assets that are California Municipal Obligations. The investment return on a non-diversified portfolio typically is dependent upon the perfor-mance of a smaller number of securities relative to the number of securities held in a diversified portfolio. The Fund's assumption of large positions in the obligations of a small number of issuers will affect the value of the Fund's portfolio to a greater extent than that of a diversified portfolio in the event of changes in the financial condition or in the market's assessment of the issuers.

 Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Investment Adviser or Sub-Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

 The Fund's concentration in California Municipal Obligations involves certain risks. Payment of the interest and principal of California Municipal Obliga-tions depends on the continuing ability of their issuers to meet their obliga-tions thereunder. Investors should consider the greater risk inherent in the Fund's concentration in California Municipal Obligations versus the safety that comes with a less geographically concentrated investment portfolio, and should compare the yield available on a portfolio of California issues with the yield of a more diversified portfolio including non-California issues be-fore making an investment decision.

 Many of the Fund's California Municipal Obligations are likely to be obliga-tions of California governmental issuers that rely to one extent or another on real property taxes as a source of revenue. "Proposition Thirteen" and similar California constitutional and statutory amendments and initiatives in recent years have restricted the ability of California taxing entities to increase real property tax revenues. Other initiatives approved by California voters in recent years, through limiting various other taxes, have re-sulted in a substantial reduction in state revenues. Decreased state revenues may result in reductions in allocations of state revenues to local govern-ments.

 Because of the complex nature of the various initiatives mentioned above and certain possible ambiguities and inconsistencies in their terms and the scope of various exemptions and exceptions, as well as the impossibility of predict-ing the level of future appropriations for state and local governmental enti-ties, the impact of these initiatives and related measures on the ability of California governmental issuers to pay interest or repay principal on their obligations is difficult to determine.

 In addition to the various initiatives noted above, economic factors have had an adverse impact on the California economy. Earlier in the decade, economic factors such as declines in tourism and rising unemployment reduced revenues to the state government at a time when expenses of state government such as education costs, various welfare costs and other expenses were rising. Such economic factors adversely impacted the ability of state and local California governmental entities to repay debt and these factors, and others that cannot be predicted, may have an adverse impact in the future.

  In December 1994, Orange County, California and its Investment Pool filed for bankruptcy. In April 1996, the County emerged from bankruptcy after clos-ing on a $900 million recovery bond deal. At that time, the County and its fi-nancial advisors stated that the County had emerged from the bankruptcy with-out any structural fiscal problems and assured that the County would not slip back into bankruptcy. However, for many of the cities, schools and special districts that lost money in the County's Investment Pool, repayment remains contingent on the outcome of litigation which is pending against investment firms and other finance professionals. Consequently, it is impossible to de-termine the ultimate impact on these issuers of the bankruptcy and its after-math.

 Other considerations affecting the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

 Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest thereon from Federal income tax (and, with respect to Cali-fornia Municipal Obligations, to the exemption of interest thereon from Cali-fornia state personal income taxes) are rendered by bond counsel to the re-spective issuers at the time of issuance. The Fund, its Investment Adviser and its Sub-Adviser will not review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                            INVESTMENT LIMITATIONS

 The Fund's following investment limitations may not be changed without the vote of a majority of the Fund's outstanding Shares (as defined under "Miscellaneous").

 The Fund may not:

  1. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that the Fund may enter into futures con-tracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding; and

  2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that there is no limitation with respect to domestic bank obligations and securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or po-litical sub-divisions.

                                     * * *

 The Fund will not purchase securities of any one issuer if, as a result, more than 5% of the value of the Fund's total assets would be invested in the secu-rities of such issuer, except that (a) up to 50% of the value of the Fund's as-sets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Fund's total assets are invested in the secu-rities of any one issuer; and (b) the foregoing 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instru-mentalities. For purposes of this policy, (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the United States Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations. This policy may be changed by the Board of Directors of Excelsior Tax-Exempt Fund upon 30 days' written notice to shareholders.

 If a percentage limitation is satisfied at the time of investment, a later in-crease or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of the Fund's Shares is determined and priced for pur-chases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for the Fund's Shares are determined on each day the Exchange and the Investment Adviser are open for business ("Business Day"). Currently, the holidays which the Fund observes are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to the Fund, less the liabilities charged to the Fund, by the number of outstanding Shares.

 Portfolio securities in the Fund for which market quotations are readily available (other than debt securities maturing in 60 days or less) are valued at market value. Securities and other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors. Absent unusual circumstanc-es, portfolio securities maturing in 60 days or less are normally valued at am-ortized cost. A futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such contract is traded or, in the absence of a sale, the mean between the last bid and asked prices. The net asset value of the Fund will fluctuate as the market value of the Fund's portfolio securities changes in response to changing market rates of interest and other factors.

 The Fund's administrators have undertaken to price the securities in the Fund's portfolio and may use one or more pricing services to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the administrators un-der the general supervision of Excelsior Tax-Exempt Fund's Board of Directors.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares are continuously offered for sale by Excelsior Tax-Exempt Fund's spon-sor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

PURCHASE OF SHARES

 The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into shareholder servicing agreements with Excelsior Tax-Exempt Fund. A Shareholder Organiza-tion may elect to hold of record Shares for its Customers and to record bene-ficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Fund's sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Share-holder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Fund, CGFSC will send confirmations of such transactions and periodic account statements di-rectly to Customers. A Shareholder Organization may also elect to establish its Customers as record holders.

 Excelsior Tax-Exempt Fund enters into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various shareholder administrative services with respect to their Shares (hereinafter referred to as "Service Organizations"). Shares in the Fund bear the expense of fees payable to Service Organizations for such services. See "Management of the Fund--Service Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly in accordance with procedures described below under "Purchase Procedures."

PUBLIC OFFERING PRICE

 The public offering price for the Shares is the sum of the net asset value of the Shares purchased plus a sales load according to the table below:

                                                                   REALLOWANCE
                                        TOTAL SALES CHARGES         TO DEALERS
                                   ------------------------------ --------------
                                     AS A % OF       AS A % OF      AS A % OF
                                   OFFERING PRICE    NET ASSET    OFFERING PRICE
AMOUNT OF TRANSACTION                PER SHARE    VALUE PER SHARE   PER SHARE
---------------------              -------------- --------------- --------------
Less than $50,000.................      4.50%          4.71%           4.00%
$50,000 to $99,999................      4.00           4.17            3.50
$100,000 to $249,999..............      3.50           3.63            3.00
$250,000 to $499,999..............      3.00           3.09            2.50
$500,000 to $999,999..............      2.00           2.05            1.50
$1,000,000 to $1,999,999..........      1.00           1.00             .50
$2,000,000 and over...............       .50            .50             .25

 The reallowance to dealers may be changed from time to time but will remain the same for all such dealers.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will reallow to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distribu-tor, an amount not exceeding the total applicable sales charges on the sales generated by the dealer at the public offering price during such programs. Al-so, the Distributor in its discretion may from time to time, pursuant to ob-jective criteria established by the Distributor, pay fees to qualifying deal-ers for certain services or activities which are primarily intended to result in sales of Shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and condi-tions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund. These programs will not change the price of Shares or the amount that the Fund will receive from such sales.

 In addition, the Distributor may offer to pay a fee from its own assets (in-cluding any portion of the sales load retained by the Distributor) to finan-cial institutions as financial assistance for the continuing investment of customers' assets in the Fund or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the at-tributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

 The sales load described above will not be applicable to: (a) purchases of Shares by customers of the Investment Adviser or its affiliates; (b) trust, agency or custodial accounts opened through the trust department of a bank, trust company or thrift institution, provided that appropriate notification of such status is given at the time of investment; (c) companies, corporations and partnerships (excluding full service broker/dealers and financial plan-ners, registered investment advisers and depository institutions not covered by the exemptions in (d) and (e) below); (d) financial planners and registered investment advisers not affiliated with or clearing purchases through full service broker/dealers; (e) purchases of Shares by depository institutions for their own account as principal; (f) exchange transactions (described below un-der "Investor Programs--Exchange Privilege") where the Shares being exchanged were acquired in connection with the distribution of assets held in a trust, agency or custodial account maintained with the trust department of a bank;
(g) corporate/business retirement plans (such as 401(k), 403(b)(7), 457 and Keogh accounts) sponsored by the Distributor and IRA accounts sponsored by the Investment Adviser; (h) company-sponsored employee pension or retirement plans making direct investments in the Fund; (i) purchases of Shares by officers, trustees, direc-tors, employees, former employees and retirees of Excelsior Tax-Exempt Fund, Excelsior Funds, Inc. ("Excelsior Fund"), Excelsior Institutional Trust, Ex-celsior Funds, the Investment Adviser, the Distributor or of any direct or in-direct affiliate of any of them; (j) purchases of Shares by all beneficial shareholders of Excelsior Tax-Exempt Fund or Excelsior Fund as of May 22, 1989; (k) purchases of Shares by investment advisers registered under the In-vestment Advisers Act of 1940 for their customers through an omnibus account established with United States Trust Company of New York; (l) purchases of Shares by directors, officers and employees of brokers and dealers selling shares pursuant to a selling agreement with Excelsior Tax-Exempt Fund, Excel-sior Fund, Excelsior Institutional Trust or Excelsior Funds; (m) purchases of shares by investors who are members of affinity groups serviced by USAffinity Investments Limited Partnership; and (n) customers of certain financial insti-tutions who purchase Shares through a registered repre-sentative of UST Financial Services Corp. on the premises of their financial institutions. In addition, no sales load is charged on the reinvestment of dividends or distributions or in connection with certain share exchange trans-actions. Investors who have previously redeemed shares in an "Eligible Fund" (as defined below) on which a sales load has been paid also have a one-time privilege of purchasing shares of another "Eligible Fund" at net asset value without a sales charge, provided that such privilege will apply only to pur-chases made within 30 calendar days from the date of redemption and only with respect to the amount of the redemption. These exemptions to the imposition of a sales load are due to the nature of the investors and/or reduced sales ef-fort that will be needed in obtaining investments.

Quantity Discounts

 An investor in the Fund may be entitled to reduced sales charges through Rights of Accumulation, a Letter of Intent or a combination of investments, as described below, even if the investor does not wish to make an investment of a size that would normally qualify for a quantity discount.

 In order to obtain quantity discount benefits, an investor must notify CGFSC at the time of purchase that he or she would like to take advantage of any of the discount plans described below. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time and are subject to confirmation of an investor's holdings through a check of appropriate records. For more information about quantity discounts, please call (800) 446-1012 or contact your Shareholder Or-ganization.

 Rights of Accumulation. A reduced sales load applies to any purchase of shares of any portfolio of Excelsior Tax-Exempt Fund and Excelsior Fund that is sold with a sales load ("Eligible Fund") where an investor's then current aggregate investment is $50,000 or more. "Aggregate investment" means the to-tal of: (a) the dollar amount of the then current purchase of shares of an El-igible Fund and (b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales load has been paid. If, for example, an investor beneficially owns shares of one or more Eligible Funds with an aggregate current value of $49,000 on which a sales load has been paid and subsequently purchases shares of an Eligible Fund having current value of $1,000, the load applicable to the subsequent purchase would be reduced to 4.00% of the offering price. Similarly, with re-spect to each subsequent investment, all shares of Eligible Funds that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales load.

 Letter of Intent. By completing the Letter of Intent included as part of the New Account Application, an investor becomes eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and under the conditions set forth below and in the Letter of Intent. To compute the applicable sales load, the offer-ing price of shares of an Eligible Fund on which a sales load has been paid, beneficially owned by an investor on the date of submission of the Letter of Intent, may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

 CGFSC will hold in escrow shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if an investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when an investor fulfills the terms of the Letter of Intent by pur-chasing the specified amount. If purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect an investor's total pur-chases. If total purchases are less than the amount specified, an investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the total purchases. If such remittance is not received within 20 days, CGFSC, as attorney-in-fact pursuant to the terms of the Letter of Intent and at the

Distributor's direction, will redeem an appropriate number of shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase in ac-cordance with the terms of the Letter of Intent to obtain the reduced sales load. To apply, an investor must indicate his or her intention to do so under a Letter of Intent at the time of purchase.

 Qualification for Discounts. For purposes of applying the Rights of Accumula-tion and Letter of Intent privileges described above, the scale of sales loads applies to the combined purchases made by any individual and/or spouse purchas-ing securities for his, her or their own account or for the account of any mi-nor children, or the aggregate investments of a trustee or custodian of any qualified pension or profit sharing plan or IRA established (or the aggregate investment of a trustee or other fiduciary) for the benefit of the persons listed above.

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in the Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment and the account number in which the investment is to be made. Institutional Investors may pur-chase Shares by transmitting their purchase orders to CGFSC by telephone at
(800) 446-1012 or by terminal access. Institutional Investors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank, N.A.
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500. The minimum subsequent in-vestment for both types of investors is $50. Customers may agree with a partic-ular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Orga-nizations may charge a Customer's account fees for au-tomatic investment and other cash management services provided. Excelsior Tax-Exempt Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsi-bility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely ba-sis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring re-demption payments to Shareholder Organizations or Institutional Investors is imposed by Excelsior Tax-Exempt Fund, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relat-ing to such redemption services and charges, if any, is available from the Shareholder Organizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their regis-tered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institu-tional Investors may also redeem Shares by instructing CGFSC by telephone at
(800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the proceeds of the redemption.
The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subse-quently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Tax-Ex-empt Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaran-teed (see "Redemption by Mail" above, for details regarding signature guaran-tees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excelsior Tax-Exempt Fund, CGFSC or the Distributor. EXCELSIOR TAX-EXEMPT FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EX-PENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASON-ABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Tax-Exempt Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more imme-diate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with re-spect to Shares of the Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the re-quired minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received and accepted prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received and accepted after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Tax-Exempt Fund, exchange Shares of the Fund having a value of at least $500 for shares of the same series of any other portfolio offered by Excelsior Tax-Ex-empt Fund or Excelsior Fund, or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Tax-Exempt Funds, Inc. currently offers, in addition to the Fund, five other portfolios:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of three to ten years;

  Long-Term Tax-Exempt Fund, a diversified fund attempting to maximize over time current income exempt from Federal income taxes, investing in municipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years; and

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of three to ten years.

 Excelsior Funds, Inc. currently offers twenty investment portfolios:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies and instrumentalities and repurchase agreements collater-alized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instru-ments;

  Equity Fund, a fund seeking primarily long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefiting from the availability, development and delivery of secure hydrocarbon and other energy sources;

  Productivity Enhancers Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their roles as innovators, devel-opers and suppliers of goods and services which enhance service and manufac-turing productivity or companies that are most effective at obtaining and ap-plying productivity enhancement developments;

  Environmentally-Related Products and Services Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their provi-sion of products, technologies and services related to conservation, protec-tion and restoration of the environment;

  Aging of America Fund, a fund seeking long-term capital appreciation by in-vesting in companies benefitting from the changes occurring in the demo-graphic structure of the U.S. population, particularly of its growing popula-tion of individuals over the age of 40;

  Communication and Entertainment Fund, a fund seeking long-term capital ap-preciation by investing in companies benefitting from the technological and international transformation of the communications and entertainment indus-tries, particularly the convergence of information, communication and enter-tainment media;

  Business and Industrial Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeployment of assets and operations in order to become more competitive or profitable;

  Global Competitors Fund, a fund seeking long-term capital appreciation by investing in U.S.-based companies benefitting from their position as effec-tive and strong competitors on a global basis;

  Early Life Cycle Fund, a fund seeking long-term capital appreciation by in-vesting in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Emerging Americas Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments in all coun-tries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

 Excelsior Institutional Trust currently offers Trust Shares in two investment portfolios as follows:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its in-vestment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in the Fund and the investment of the redemption proceeds in shares of another portfo-lio of Excelsior Tax-Exempt Fund, Excelsior Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares (plus any applicable sales load) next deter-mined after acceptance of the exchange request. No sales load will be payable on shares to be acquired through an exchange to the extent that a sales load was previously paid on the Shares being exchanged.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in the Fund. For fur-ther information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the ex-change privilege with the other portfolios of Excelsior Tax-Exempt Fund, Excel-sior Fund or Excelsior Institutional Trust should request and review the pro-spectuses of such Funds. Such prospectuses may be obtained by calling the tele-phone numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of ex-change requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Tax-Exempt Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND, EX-CELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND AND EXCELSIOR INSTITU-TIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRA-TION.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before mak-ing an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Applica-tion contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (minimum of $50 per transaction) at regular intervals selected by the Investor. The min-imum initial investment for an Automatic Investment Program account is $50. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an Investor's checking, bank money market or NOW ac-count designated by the Investor. At the Investor's option, the account desig-nated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Tax-Exempt Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee cur-rently is contemplated. An Investor may also implement the Dollar Cost Averag-ing method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 The Fund's net income for dividend purposes consists of (i) all accrued in-come, whether taxable or tax-exempt, plus discount earned on the Fund's as-sets, less (ii) amortization of premium on such assets, accrued expenses di-rectly attributable to the Fund, and the general expenses or the expenses com-mon to more than one Fund (e.g., legal, administrative, accounting, and Direc-tors' fees) of Excelsior Tax-Exempt Fund, prorated to the Fund on the basis of its relative net assets.

 The net investment income of the Fund is declared daily as a dividend to the persons who are shareholders of the Fund at the opening of business on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares. Net realized capital gains are distributed at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of Shareholder Organizations will receive dividends and distributions in additional Shares (as determined on the payable date), unless they have requested in writing (received by CGFSC at Excelsior Tax-Exempt Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 The Fund has qualified and intends to continue to qualify as a "regulated in-vestment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Fed-eral income taxes to the extent that the Fund's earnings are distributed in accordance with the Code.

 The Fund's policy is to pay its shareholders dividends each year equal to at least the sum of 90% of its exempt-interest income (net of certain deductions) and 90% of its investment company taxable income, if any. Some dividends de-rived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances appli-cable to the particular shareholder, exclusion would be disallowed. (See Statement of Additional Information--"Additional Information Concerning Tax-es.")

 If the Fund should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their Federal alternative minimum taxable income for purposes of determining liability (if any) for the 26% to 28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax and the environmental tax ap-plicable to corporations. Corporate shareholders also must take all exempt-in-terest dividends into account in determining certain adjustments under the Federal alternative minimum tax. The environmental tax applicable to corpora-tions is imposed at the rate of .12% on the excess of the corporation's modi-fied Federal alternative minimum taxable income over $2 million. Shareholders receiving Social Security benefits should note that all exempt-interest divi-dends will be taken into account in determining the taxability of such benefits.

 Dividends payable by the Fund which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares. An investor considering buying Shares of the Fund on or just before the record date of a taxable dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. If a shareholder holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend. Generally, a shareholder may in-clude sales charges incurred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of such Shares for shares of another portfolio within 90 days of the purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the exchange privilege), the amount equal to reduction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (subject to the limi-tation) in the tax basis of the new shares.

CALIFORNIA

 If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of California Municipal Obligations and certain Federal obligations, the Fund will be qualified to pay dividends exempt from California state personal income tax to its shareholders. The div-idends exempt from that tax will be those that come from interest attributable to California Mu-nicipal Obligations and certain Federal obligations. (Such exemption may not apply, however, to investors who are "substantial users" or "related persons" with respect to facilities financed by portfolio securities held by the Fund. Additional tax information regarding "substantial users" and "related persons" can be found in the Statement of Additional Information.) With respect to shareholders subject to California state franchise tax or California state corporate income tax, dividends may still be taxed as ordinary or capital gain dividends, despite the personal income tax exemption. Dividends derived from taxable interest or from capital gains (whether received in cash or in addi-tional shares) will be subject to California state personal income tax.

 Distributions of net investment income may be subject to state or local taxes other than the California state personal income tax under state or local law, even though all or a part of those distributions may come from interest on tax-exempt obligations that, if received directly by shareholders, would be exempt from such taxes.

MISCELLANEOUS

 The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised at least annually as to the Federal and California personal income tax consequences of distributions made each year.

                            MANAGEMENT OF THE FUND

 The business and affairs of the Fund are managed under the direction of Ex-celsior Tax-Exempt Fund's Board of Directors. The Statement of Additional In-formation contains the names of and general background information concerning Excelsior Tax-Exempt Fund's directors.

INVESTMENT ADVISER AND SUB-ADVISER

 United States Trust Company of New York serves as the Investment Adviser to the Fund. U.S. Trust is a state-chartered bank and trust company. The Invest-ment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. The Investment Adviser is a member bank of the Federal Reserve System and the Federal Deposit Insurance Corporation and is one of the twelve members of the New York Clear-ing House Association.

 On June 30, 1996, the Investment Adviser's Asset Management Group had approx-imately $50.3 billion in assets under management. The Investment Adviser, which has its principal offices at 114 W. 47th Street, New York, New York 10036, is a subsidiary of U.S. Trust Corporation, a registered bank holding company.

 United States Trust Company of California (the "Sub-Adviser") provides sub-advisory services to the Fund. The Sub-Adviser is a national bank and a whol-ly-owned subsidiary of U.S. Trust Corporation. The Sub-Adviser has its princi-pal offices at 515 South Flower Street, Los Angeles, CA 90071.

 The Sub-Adviser manages the Fund, makes decisions with respect to and places orders for all purchases and sales of the Fund's portfolio securities, and maintains records relating to such purchases and sales.

 The Fund's portfolio manager, Lois G. Ingham, C.F.A., is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Ingham, a Senior Vice President and Director of Fixed Income Investments, has been with U.S. Trust Company of California since 1990 and has managed the Fund since its inception.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreement, the In-vestment Adviser is entitled to be paid a fee, computed daily and paid month-ly, at the annual rate of .50% of the average daily net assets of the Fund. The Sub-Adviser is entitled to receive from the Investment Adviser an annual fee, computed and paid monthly, at the annual rate of .50% of the average daily net assets of the Fund.

 From time to time, the Investment Adviser and the Sub-Adviser may waive (ei-ther voluntarily or pursuant to applicable state expense limitations) all or a portion of the advisory fees payable by the Fund, which waivers may be termi-nated at any time. See "Management of the Fund--Service Organizations" for ad-ditional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust serve as the Fund's administrators (the "Administrators") and provide it with general administra-tive and operational assistance. The Administrators also serve as administrators to the other portfolios of Excelsior Tax-Exempt Fund and all of the portfolios of Excelsior Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust (except the in-ternational portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY
                    NET ASSETS OF EXCELSIOR FUND,
                      EXCELSIOR TAX-EXEMPT FUND
                  AND EXCELSIOR INSTITUTIONAL TRUST
             (EXCLUDING THE INTERNATIONAL PORTFOLIOS OF
          EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST)           ANNUAL FEE
          -------------------------------------------------           ----------
first $200 million...................................................   .200%
next $200 million....................................................   .175%
over $400 million....................................................   .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust are de-termined in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may waive (either vol-untarily or pursuant to applicable state expense limitations) all or a portion of the administration fee payable to them by the Fund, which waivers may be terminated at any time. See "Management of the Fund--Service Organizations" for additional information on fee waivers.

SERVICE ORGANIZATIONS

 Excelsior Tax-Exempt Fund will enter into an agreement ("Servicing Agree-ment") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a considera-tion for the administrative services provided to Customers, the Fund will pay the Service Organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of the Fund's Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Fund--Service Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connec-tion with Customer orders to purchase, exchange or redeem Shares; and provid-ing periodic statements. Under the terms of the Servicing Agreement, Service Organizations will be required to provide to Customers a schedule of any fees that they may charge in connection with a Customer's investments. Until fur-ther notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by the Fund in an amount equal to administrative service fees payable by the Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, un-derwriting, selling or distributing securities such as Shares of the Fund, but such banking laws and regulations do not prohibit such a holding company or af-filiate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, the Sub-Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the inter-pretations of Federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser, the Sub-Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Ad-viser, the Sub-Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Cus-tomers. It is not anticipated, however, that any resulting change in the Fund's method of operations would affect its net asset value per Share or result in financial loss to any shareholder.

                          DESCRIPTION OF CAPITAL STOCK

 Excelsior Tax-Exempt Fund was organized as a Maryland corporation on August 8, 1984. Currently, Excelsior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 6 classes of shares representing 6 investment portfolios currently being offered. Excelsior Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or re-classify any class of shares of Excelsior Tax-Exempt Fund into one or more classes or series. Shares of Class E represent interests in the California Tax-Exempt Income Fund.

 Each Share represents an equal proportionate interest in the Fund and is enti-tled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of Excelsior Tax-Exempt Fund's Board of Directors.

 Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writ-ing to CGFSC and will not be issued for fractional Shares.

 As of September 30, 1996, U.S. Trust held of record substantially all of the Shares in Excelsior Tax-Exempt Fund as agent or custodian for its customers, but did not own such Shares beneficially because it did not have voting or investment discretion with respect to such Shares. U.S. Trust is a wholly-owned subsidiary of U.S. Trust Corporation.

                          CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank, N.A. ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets. Com-munications to the custodian should be directed to Chase, Mutual Funds Service Division, 770 Broadway, New York, New York 10003-9598.

 U.S. Trust serves as the Fund's transfer and dividend disbursing agent. U.S. Trust has also entered into a sub-transfer agency arrangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC pro-vides certain transfer agent, dividend disbursement and registrar services to the Fund.

                                   EXPENSES

 Except as noted below, the Investment Adviser, the Sub-Adviser and the Admin-istrators will bear all expenses in connection with the performance of their advisory, sub-advisory and administrative services. The Fund will bear the ex-penses incurred in its operations. Such expenses include taxes; interest; fees, including the Fund's portion of the fees paid to Excelsior Tax-Exempt Fund's directors and officers who are not affiliated with the Distributor or the Administrators; SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribu-tion to shareholders; advisory and administration fees; charges of the custo-dian, transfer agent and dividend disbursing agent; certain insurance premi-ums; outside auditing and legal expenses; cost of independent pricing service; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for any brokerage fees and commissions in connection with the purchase of portfolio securities.

                       PERFORMANCE AND YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.

 Performance and yield data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Fund.

 The Fund may advertise its effective yield which is calculated by dividing its average daily net investment income per Share during a 30-day (or one month) base period identified in the advertisement by its maximum offering price per Share on the last day of the period, and annualizing the result on a semi-annual basis.

 In addition, the Fund may from time to time advertise its "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an af-ter-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yield of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Federal and California income taxes at stated tax rates.

 From time to time, the Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measur-ing period. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the commencement of the Fund's operations, or on a year-by-year basis). The Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the spe-cific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares and also reflect the maximum sales load charged by the Fund.

 Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of the Fund's future per-formance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time.

Shareholders should remember that performance and yield are generally func-tions of the kind and quality of the instruments held in a portfolio, portfo-lio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have in-vested in Shares will not be included in calculations of yield and performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Tax-Exempt Fund or the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamen-tal investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or the Fund, or (b) 67% or more of the shares of Excelsior Tax-Exempt Fund or the Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or the Fund are represented at the meeting in person or by proxy.

 Inquiries regarding the Fund may be directed to the Distributor at the ad-dress listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:

  Excelsior Funds
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

FOR OVERNIGHT DELIVERY: send to:

Excelsior Funds
c/o Chase Global Funds Services Company--
Transfer Agent
73 Tremont Street
Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500; subsequent investments must be in the minimum amount of $50. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

------------------------------------------------------------------------------
                     CHASE GLOBAL FUNDS SERVICES COMPANY       NEW
                     CLIENT SERVICES                           ACCOUNT
[LOGO]EXCELSIOR                                                APPLICATION
                     P.O. Box 2798
                     Boston, MA 02208-2798
                     (800) 446-1012
------------------------------------------------------------------------------

------------------------------------------------------------------------------
    ACCOUNT REGISTRATION
------------------------------------------------------------------------------

[_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
[_] Other_________________

Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

------------------------------   ----------------------------------------------
Name(s) (please print)           Social Security # or Taxpayer Identification #

                                 (   )
------------------------------   ----------------------------------------------
Name                             Telephone #

------------------------------
Address

------------------------------   [_] U.S. Citizen  [_] Other (specify)_________
City/State/Zip

--------------------------------------------------------------------------------
FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
--------------------------------------------------------------------------------
                           INITIAL INVESTMENT    INITIAL INVESTMENT

[_] California Tax-Exempt  $ ____________  [_] Other ___________ $ ____________
    Income Fund
                                       TOTAL INITIAL INVESTMENT: $ ____________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $  has been sent to the Fund from
    (800) 446-1012 and        ------------------  ---------------
    ask for the Wire             Name of Bank      Wire Control
    Desk.                                             Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    [_] All dividends are to be[_] reinvested[_] paid in cash
    [_] All capital gains are to be[_] reinvested[_] paid in cash

-------------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
-------------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND REDEMPTION

    [_] I/We appoint CGFSC as my/our agent to act upon instructions received by telephone in order to effect the telephone exchange and redemption privileges. I/We hereby ratify any instructions given pursuant to this authorization and agree that Excelsior Fund, Excelsior Tax-Exempt Fund, CGFSC and their directors, officers and employees will not be liable for any loss, liability, cost or expense for acting upon instructions believed to be genuine and in accordance with the procedures described in the then current Prospectus. To the extent that Excelsior Fund and Excelsior Tax-Exempt Fund fail to use reasonable procedures as a basis for their belief, they or their service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

    I/We further acknowledge that it is my/our responsibility to read the Prospectus of any Fund into which I/we exchange.

    [_] I/We do not wish to have the ability to exercise telephone redemption and exchange privileges. I/We further understand that all exchange and redemption requests must be in writing.

    SPECIAL PURCHASE AND REDEMPTION PLANS
    I/We have completed and attached the Supplemental Application for:

    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan


    AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO PRE-DESIGNATED ACCOUNT.

    I/We hereby authorize CGFSC to act upon instructions received by telephone to withdraw $500 or more from my/our account in the Excelsior Funds and to wire the amount withdrawn to the following commercial bank account. I/We understand that CGFSC charges an $8.00 fee for each wire redemption, which will be deducted from the proceeds of the redemption.

    Title on Bank Account*________________________________________

    Name of Bank _________________________________________________

    Bank A.B.A. Number _______________  Account Number ____________

    Bank Address __________________________________________________

    City/State/Zip _________________________________________________
    (attach voided check here)

    A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certificate of Partnership") indicating the names and titles of officers authorized to act on its behalf.
    * TITLE ON BANK AND FUND ACCOUNT MUST BE IDENTICAL.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  RIGHTS OF ACCUMULATION
-------------------------------------------------------------------------------
  To qualify for Rights of Accumulation, you must complete this section, listing all of your accounts including those in your spouse's name, joint accounts and accounts held for your minor children. If you need more space, please attach a separate sheet.

  [_] I/We qualify for the Rights of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information.
  [_] I/We own shares of more than one Fund distributed by Edgewood Services, Inc. Listed below are the numbers of each of my/our Shareholder Accounts.
  [_] The registration of some of my/our shares differs from that shown on this application. Listed below are the account number(s) and full registration(s) in each case.

  LIST OF OTHER EXCELSIOR FUND ACCOUNTS:
  ______________________  _______________________________________
  ______________________  _______________________________________
  ______________________  _______________________________________
  ACCOUNT NUMBER          ACCOUNT REGISTRATIONS

--------------------------------------------------------------------------------
  LETTER OF INTENT
--------------------------------------------------------------------------------
  [_] I agree to the Letter of Intent provisions set forth in the Prospectus. Although I am not obligated to purchase, and Excelsior Tax-Exempt Fund is not obligated to sell, I intend to invest, over a 13-month period beginning on , 19 , an aggregate amount in Eligible Funds of Excelsior Fund and Excelsior Tax-Exempt Fund at least equal to (check appropriate box):


  [_] $50,000   [_] $100,000   [_] $250,000   [_] $500,000   [_] $1,000,000   [_] $2,000,000


  By signing this application, I hereby authorize CGFSC to re-deem an appropriate number of shares held in escrow to pay any additional sales loads payable in the event that I do not fulfill the terms of this Letter of Intent.

--------------------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/We certify that (1) the number(s) shown on this form is/are the correct taxpayer identification number(s) and (2) I/we are not subject to backup withholding either because I/we have not been notified by the Internal Revenue Service that I/we are subject to backup withholding, or the IRS has notified me/us that I am/we are no longer subject to backup withholding. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] If no taxpayer identification number ("TIN") or SSN has been provided above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN, and I/we understand that if I/we do not provide this number to CGFSC within 60 days of the date of this application, or if I/we fail to furnish my/our correct SSN or TIN, I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide this number on Form W-9. You may request the form by calling CGFSC at the number listed above).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, United States Trust Company of New York, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Fund involves investment risks, including possible loss of principal amount invested..

  X ___________________________________ Date ________________________________
  Owner Signature
  X ___________________________________ Date ________________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for a corporation, trust custodial account, etc.).

--------------------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
--------------------------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify CGFSC of any purchases made under the Letter of Intent or Rights of Accumulation.

  --------------------------------------- -------------------------------------
  Investment Dealer's Name                 Source of Business Code
  --------------------------------------- -------------------------------------
  Main Office Address                      Branch Number
  --------------------------------------- -------------------------------------
  Representative's Number                  Representative's Name
  --------------------------------------- -------------------------------------
  Branch Address                           Telephone
  --------------------------------------- -------------------------------------
  Investment Dealer's                      Title
  Authorized Signature

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                    CHASE GLOBAL FUNDS SERVICES COMPANY  SUPPLEMENTAL
[LOGO] EXCELSTOR    CLIENT SERVICES                      APPLICATION
                    P.O. Box 2798                        SPECIAL INVESTMENT AND
                    Boston, MA 02208-2798                WITHDRAWAL OPTIONS
                    (800) 446-1012


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
--------------------------------------------------------------------------------

    Fund Name __________________  Account Number _________________
    Owner Name _________________ Social Security or Taxpayer ID Street Address _____________ Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address

--------------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
--------------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
                        All dividends are to be[_] reinvested [_] paid in cash
                        All capital gains are to be[_] reinvested [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-
    registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:
    From: ______________________  Account No. ____________________
               (Fund)             Account No. ____________________
    To: ________________________
               (Fund)
--------------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN[_] YES[_] NO
--------------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable public offering price determined on that day.

    [_] Monthly on the 1st day[_] Monthly on the 15th day[_] Monthly on both the 1st and 15th days
    Amount of each debit (minimum $50
    per Fund) $ ________________________
    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
  -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --

-------------------------------------------------------------------------------
    EXCELSIOR FUNDS CLIENT SERVICES
                                        AUTOMATIC INVESTMENT PLAN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    BANK AUTHORIZATION
--------------------------------------------------------------------------------

    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name
    X ________________  --------- X __________________ -----------
        Signature       Date           Signature       Date

------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN[_] YES[_] NONOT AVAILABLE FOR IRA'S
------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day[_] Quarterly on the 24th day of January, April, July and October[_] Other ____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $______________________

  Please make        Recipient ________________________________
  check payable      Street Address ___________________________
  to: (To be         City, State, Zip Code ____________________
  completed only
  if redemption
  proceeds to be
  paid to other
  than account
  holder of record
  or mailed to
  address other
  than address of
  record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                                     X
  -------------------------------       -----------------------------
  Signature                             Signature

  -------------------------------       -----------------------------
  Signature Guarantee* (if applicable)  Signature Guarantee* (if applicable)

  X                                     X
  -------------------------------       -----------------------------
  Signature                             Signature

  -------------------------------       -----------------------------
  Signature Guarantee* (if applicable)  Signature Guarantee* (if applicable)


  -------------------------------       --------------------------------------
  Signature Guarantee* (if applicable)  Signature Guarantee* (if applicable)

  X                                     X
  -------------------------------       --------------------------------------
  Signature                             Signature

  -------------------------------       --------------------------------------
  Signature Guarantee* (if applicable)  Signature Guarantee* (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................    2
INVESTMENT OBJECTIVE AND POLICIES.........................................    3
 General..................................................................    3
 Quality of Investments...................................................    3
 Types of Municipal Obligations...........................................    4
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION....................    4
 Variable and Floating Rate Instruments...................................    4
 When-Issued and Forward Transactions and Stand-By Commitments............    5
 Eligible Taxable Obligations.............................................    5
 Illiquid Securities......................................................    7
 Portfolio Turnover.......................................................    7
 Risk Factors.............................................................    7
INVESTMENT LIMITATIONS....................................................    8
PRICING OF SHARES.........................................................    9
HOW TO PURCHASE AND REDEEM SHARES.........................................   10
 Distributor..............................................................   10
 Purchase of Shares.......................................................   10
 Public Offering Price....................................................   10
 Purchase Procedures......................................................   13
 Redemption Procedures....................................................   14
 Redemption by Mail.......................................................   14
 General..................................................................   15
INVESTOR PROGRAMS.........................................................   16
 Exchange Privilege.......................................................   16
 Systematic Withdrawal Plan...............................................   18
 Automatic Investment Program.............................................   18
DIVIDENDS AND DISTRIBUTIONS...............................................   19
TAXES.....................................................................   19
 Federal..................................................................   19
 California...............................................................   20
 Miscellaneous............................................................   21
MANAGEMENT OF THE FUND....................................................   21
 Investment Adviser and Sub-Adviser.......................................   21
 Administrators...........................................................   22
 Service Organizations....................................................   22
 Banking Laws.............................................................   22
DESCRIPTION OF CAPITAL STOCK..............................................   23
CUSTODIAN AND TRANSFER AGENT..............................................   23
EXPENSES..................................................................   24
PERFORMANCE AND YIELD INFORMATION.........................................   24
MISCELLANEOUS.............................................................   25
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..................................   26

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DIS-TRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTCAXP1096

                                      LOGO





                       CALIFORNIA TAX-EXEMPT INCOME FUND



                           Prospectus October 1, 1996

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                       California Tax-Exempt Income Fund










                      STATEMENT OF ADDITIONAL INFORMATION









                                March 31, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the California Tax-Exempt Income Fund (the "Fund"), an investment portfolio of Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") dated March 31, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the Fund ("Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Tax-Exempt Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                             TABLE OF CONTENTS
                             -----------------

                                                                     Page
                                                                     ----

INVESTMENT OBJECTIVE AND POLICIES................................     1

      Additional Information on Portfolio
        Instruments..............................................     1
      Risk Factors Relating to
        California Municipal Obligations.........................     7
      Additional Investment Limitations..........................    17

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................    18

INVESTOR PROGRAMS................................................    20

     Systematic Withdrawal Plan..................................    20
     Exchange Privilege..........................................    21
      Other Investor Programs....................................    21

DESCRIPTION OF CAPITAL STOCK.....................................    21

MANAGEMENT OF THE FUND...........................................    23

     Directors and Officers......................................    23
     Investment Advisory, Sub-Advisory and Administration
       Agreements................................................    31
     Service Organizations.......................................    32
     Expenses....................................................    33
      Custodian and Transfer Agent...............................    34

PORTFOLIO TRANSACTIONS...........................................    35

INDEPENDENT AUDITORS.............................................    37

COUNSEL..........................................................    37

ADDITIONAL INFORMATION CONCERNING TAXES..........................    37

      Federal....................................................    37
      Taxation of Certain Financial Instruments..................    39
      California.................................................    41

PERFORMANCE AND YIELD INFORMATION................................    43

MISCELLANEOUS....................................................    47

FINANCIAL STATEMENTS.............................................    48

APPENDIX A.......................................................   A-1

APPENDIX B.......................................................   B-1

                     INVESTMENT OBJECTIVE AND POLICIES
                     ---------------------------------

            The investment objective of the Fund is to provide California investors with as high a level of current interest income exempt from Federal income tax and, to the extent possible, from California state personal income taxes as is consistent with relative stability of principal. Under normal market conditions, at least 80% of the Fund's assets will be invested in Municipal Obligations (as defined in the Prospectus), and at least 65% of the Fund's assets will be invested in California Municipal Obligations (as defined in the Prospectus). The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus.

Additional Information on Portfolio Instruments
-----------------------------------------------

            Municipal Obligations
            ---------------------

            Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from general Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

            The two principal classifications of Municipal Obligations are "general obligation" and "revenue" issues, but the Fund's portfolio may also include "moral obligation" issues, which are normally issued by special-purpose authorities. There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") described in the Prospectus and Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. United States Trust Company of New York, the Fund's investment adviser ("U.S. Trust" or the "Investment Adviser") and United States Trust Company of California, the Fund's sub-adviser (the "Sub-Adviser") will consider such an event in determining whether the Fund should continue to hold the obligation.

            The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Fund's Prospectus.
The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

            Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

            From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, as amended, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Excelsior Tax-Exempt Fund cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Obligations for investment by the Fund and the liquidity and value of its portfolio. In such an event, the Fund would reevaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

            Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. The Fund, its Investment Adviser and its Sub-Adviser will not review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

            Money Market Instruments
            ------------------------

            Certificates of deposit acquired by the Fund within the limits set forth in the Prospectus will be those of (i) domestic branches of U.S. banks which are members of the Federal Reserve System or are insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or (ii) savings and loan associations which are insured by the Savings Association Insurance Fund of the FDIC. (The foregoing limitation does not preclude the Fund from acquiring Municipal Obligations which are backed by letters of credit issued by foreign banks.)

            Tax-exempt commercial paper purchased by the Fund will consist of issues rated at the time of purchase "A-3" or higher by S&P or "Prime-3" or better by Moody's or, if not rated, determined to be of comparable quality by the Investment Adviser. These rating symbols are described in Appendix A hereto.

            Insured Municipal Obligations
            -----------------------------

            The Fund may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations as described in the Prospectus. Although insurance coverage for the Municipal Obligations held by the Fund reduces credit risk by insuring that the Fund will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. The Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

            Repurchase Agreements
            ---------------------

            The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by the Fund under the Investment Company Act of 1940 (the "1940 Act").

            When-Issued and Forward Transactions
            ------------------------------------

            When the Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

            The Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

            When the Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

            The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities.

The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

            Stand-By Commitments
            --------------------

            The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

            The Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration.
However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

            The Fund intends to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's or Sub-Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser or Sub-Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

            Futures Contracts
            -----------------

            The Fund may invest in interest rate futures contracts and municipal bond index futures contracts. Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

            Successful use of futures by the Fund is also subject to the Investment Adviser's or Sub-Adviser's ability to correctly predict movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will approximately equal offsetting losses in its futures positions. In addition, in some situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sale of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

            The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

            Utilization of futures transactions by the Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

            Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

            The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

            Miscellaneous
            -------------

            The Fund may not invest in oil, gas, or mineral leases.

Risk Factors Relating to California Municipal Obligations
---------------------------------------------------------

            Some of the significant financial considerations relating to the Fund's investment in California Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of California Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

            The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of this Prospectus from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California.

ECONOMIC FACTORS
----------------

            FISCAL YEARS PRIOR TO 1996-97.  By the close of the 1989-90
Fiscal Year, California's revenues had fallen below projections so that the State's budget reserve, the Special Fund for Economic Uncertainties (the "Special Fund"), was fully depleted by June 30, 1990. A recession which had begun in mid-1990, combined with higher health and welfare costs driven by the State's rapid population growth, adversely affected General Fund revenues and raised expenditures above initial budget appropriations.

            As a result of these factors and others, the State confronted a period of budget imbalance. Beginning with the 1990-91 Fiscal Year and for several years thereafter, the budget required multibillion dollar actions to bring projected revenues and expenditures into balance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in the Special Fund -- approaching $2.8 billion at its peak on June 30, 1993.

            By the 1993-94 Fiscal Year, the accumulated deficit was too large to be prudently retired in one year and a two-year program was implemented. This program used revenue anticipation warrants to carry a portion of the deficit over to the end of the fiscal year.

            The 1994-95 Budget Act projected General Fund revenues and transfers of $41.9 billion. Expenditures were projected to be $40.9 billion -- an increase of $1.6 billion over the prior year. As a result of the improving economy, however, the fiscal year ultimately produced revenues and transfers of $42.7 billion which more than offset expenditures of $42.0 billion and thereby reduced the accumulated budget deficit.

            With strengthening revenues and reduced caseload growth driven by an improving economy, the State entered the 1995-96 Fiscal Year budget negotiations with the smallest nominal "budget gap" to be closed in many years. The 1995-96 Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior year, and expenditures were budgeted at $43.4 billion. In addition, the Department of Finance projected that after repaying the last of the carryover budget deficit, there would be a positive balance of $28 million in the budget reserve as of June 30, 1996.

            1996-97 FISCAL YEAR. Reflecting the belief shared by many analysts that the California economy would remain strong, the 1996-1997 Budget Act established a State budget of some $63 billion. Relying on the optimistic revenue projections released by the Department of Finance, the Budget Act granted a $230 million tax cut to corporations while simultaneously providing an increase in funding for education and prisons. However, only a relatively modest amount, $287 million, was allocated to the reserve fund available for emergencies such as earthquakes. The ultimate impact of these and other budgetary allocations is impossible to predict. Indeed, constant fluctuations in other factors affecting the State -- including changes in welfare caseloads, property tax receipts and federal funding -- will undoubtedly create new budget challenges.

            THE ORANGE COUNTY BANKRUPTCY.  On December 6, 1994, Orange
County, California and its Investment Pool (the "Pool") filed for bankruptcy under Chapter 9 of the United States Bankruptcy Code. The subsequent restructuring led to the sale of substantially all of the Pool's portfolio and resulted in losses estimated to be approximately $1.7 billion (or approximately 22% of amounts deposited by the Pool investors). Approximately 187 California public entities -- substantially all of which are public agencies within the county -- had various bonds, notes or other forms of indebtedness outstanding. In some instances the proceeds of such indebtedness were invested in the Pool.

            In April, 1996, the County emerged from bankruptcy after closing on a $900 million recovery bond deal. At that time, the County and its financial advisors stated that the County had emerged from the bankruptcy without any structural fiscal problems and assured that the County would not slip back into bankruptcy. However, for many of the cities, schools and special districts that lost money in the County portfolio, repayment remains contingent on the outcome of litigation which is pending against investment firms and other finance professionals. Thus, it is impossible to determine the ultimate impact of the bankruptcy and its aftermath on these various agencies and their claims.


CONSTITUTIONAL, LEGISLATIVE AND OTHER FACTORS.
---------------------------------------------

            Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

            REVENUE DISTRIBUTION. Certain Municipal Obligations held by the Fund may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's general fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's general fund will be distributed in the future to counties, cities and their various entities is unclear.

            HEALTH CARE LEGISLATION. Certain Municipal Obligations held by the Fund may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Municipal Obligations.

            The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

            Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

            California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

            These Municipal Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Municipal Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur D. Little, Inc. prepared an update of the study and recommended that an additional 10% reserve be established for "multi-level" facilities.
For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.

            MORTGAGES AND DEEDS. Certain Municipal Obligations held by the Fund may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

            Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

            In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

            Certain Municipal Obligations held by the Fund may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

            Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

            PROPOSITION 13. Certain Municipal Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added
Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

            Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under `full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

            Legislation enacted by the California Legislature to implement
Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

            PROPOSITION 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities.
Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

            PROPOSITION 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

            Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

            During the recession years of the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. In 1992, a lawsuit was filed, California Teachers' Association v. Gould, which challenged the validity of
-----------------------------------------
these off-budget loans.

During the course of this litigation, a trial court determined that almost $2 billion in "loans" which had been provided to school districts during the recession violated the constitutional protection of support for public education. A settlement was reached on April 12, 1996 which ensures that future school funding will not be in jeopardy over repayment of these so-called loans.

            PROPOSITION 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.

            PROPOSITION 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

            1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

            2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

            3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

            4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

            5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

            6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

            7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

            8. Permits these provisions to be amended exclusively by the voters of the State of California.

            In September 1988, the California Court of Appeal in City of
                                                                 --------
Westminster v. County of Orange, 204 Cal.App. 3d 623, 215 Cal.Rptr. 511
-------------------------------
(Cal.Ct.App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230
                              -------------------------
Cal.App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of
                                                                     --------
Westminster and the City of Woodlake decisions.
                    ----------------

            In Santa Clara Local Transportation Authority v. Guardino,
               ------------------------------------------------------
(Sept. 28, 1995) 11 Cal.4th 220, reh'g denied, modified (Dec. 14,
                                 ----- ------  --------
1995) 12 Cal.4th 344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as
                                           ----------------
erroneous.  The Court did not determine the correctness of the City of
                                                               --------
Westminster decision, because that case appeared distinguishable, was not
-----------
relied on by the parties in Guardino, and involved taxes not likely to
                            --------
still be at issue.  It is impossible to predict the impact of the

Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.
    ----------------

            Senate Bill 1590 (O'Connell), introduced February 16, 1996, would make the Guardino decision inapplicable to any tax first imposed or
         --------
increased by an ordinance or resolution adopted before December 14, 1995. The California State Senate passed the Bill on May 16, 1996 and it is currently pending in the California State Assembly. It is not clear whether the Bill, if enacted, would be constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.

            The voters will be presented with a new initiative constitutional amendment on the November 1996 ballot. The Right to Vote on Taxes Act, sponsored by the Howard Jarvis Taxpayers Association, seeks to strengthen Proposition 62 by requiring majority voter approval for general taxes, two-thirds voter approval for special taxes (including taxes imposed for specific purposes but placed in the general fund), voter approval of existing local taxes enacted after January 1, 1995, and placing other restrictions on fees and assessments. As a constitutional amendment, the provisions would clearly apply to charter cities.

            Another initiative on the November 1996 ballot, a statutory initiative sponsored by the California Tax Reform Association, would reimpose the now sunseted temporary 10 and 11 percent tax brackets and use the revenues from the increase to replace a portion of the property tax revenue shifted from cities, counties and special districts to schools on an ongoing basis since 1992.

            PROPOSITION 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.

Additional Investment Limitations
---------------------------------

            In addition to the investment limitations disclosed in the Prospectus, the Fund is subject to the following investment limitations, which may be changed only by a vote of the holders of a majority of the Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus).

            The Fund may not:

            1. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations;

            2. Purchase securities on margin, make short sale of securities, or maintain a short position; provided that the Fund may enter into futures contracts and futures options;

            3. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies, and limitations may be deemed to be underwriting;

            4. Purchase or sell real estate, except that the Fund may invest in Municipal Obligations secured by real estate or interests therein;

            5. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Fund may enter into futures contracts and futures options;

            6. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that the Fund may enter into futures contracts and futures options;

            7. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation; and

            8. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitations might be considered to be the issuance of a senior security; provided that the Fund may enter into futures contracts and futures options.


              ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
              ----------------------------------------------

            Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. No sales charge is imposed by Excelsior Tax-Exempt Fund on purchases of Shares. In addition, no sales load is charged on the reinvestment of dividends or distributions or in connection with certain Share exchanges as described in the Prospectus under

"Investor Programs--Exchange Privilege." As described in the Prospectus, Shares may be sold to customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks and qualified banks, savings and loan associations, broker/dealers, and other institutions ("Shareholder Organizations") that have entered into servicing agreements with Excelsior Tax-Exempt Fund. Shares are also sold directly to institutional investors ("Institutional Investors") and members of the general public ("Direct Investors", and collectively with Institutional Investors, "Investors"). Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

            Excelsior Tax-Exempt Fund may suspend the right of redemption or postpone the date of payment for Shares for more than seven days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission.

            In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market price of the Fund's portfolio securities.

            Excelsior Tax-Exempt Fund reserves the right to honor any request for redemption or repurchase of the Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Tax-Exempt Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

            Under limited circumstances, Excelsior Tax-Exempt Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                         ---------
reorganization or statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                             INVESTOR PROGRAMS
                             -----------------

Systematic Withdrawal Plan
--------------------------

            An Investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

      (1)   A fixed-dollar withdrawal;

      (2)   A fixed-share withdrawal;

      (3) A fixed-percentage withdrawal (based on the current value of the account); or

      (4)   A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Fund's sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares. Amounts paid to Investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in the Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the Fund.

Exchange Privilege
------------------

            Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for Shares of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Fund or for Trust Shares of Excelsior Institutional Trust (collectively, the "Companies"). Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. The Companies may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

            For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

            As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program.


                       DESCRIPTION OF CAPITAL STOCK
                       ----------------------------

            Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to 14 billion full and fractional shares of capital stock and to classify or reclassify any unissued shares of Excelsior Tax-Exempt Fund into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which Excelsior Tax-Exempt Fund's authorized capital is currently classified.

            Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Fund and a proportionate distribution, based upon the relative asset values of Excelsior Tax-Exempt Fund's portfolios, of any general assets of Excelsior Tax-Exempt Fund not belonging to any particular portfolio of Excelsior Tax-Exempt Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Tax-Exempt Fund, its shareholders will be entitled to the same distribution process.

            Shareholders of Excelsior Tax-Exempt Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the outstanding shares of Excelsior Tax-Exempt Fund may elect all of Excelsior Tax-Exempt Fund's directors, regardless of the votes of other shareholders.

            Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Tax-Exempt Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Excelsior Tax-Exempt Fund voting without regard to class.

            Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of Excelsior Tax-Exempt Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Excelsior Tax-Exempt Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

            Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Tax-Exempt Fund's Common Stock (or of the Shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Tax-Exempt Fund's Charter, Excelsior Tax-Exempt Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Tax-Exempt Fund voting without regard to class.


                          MANAGEMENT OF THE FUND
                          ----------------------

Directors and Officers
----------------------

            The directors and executive officers of Excelsior Tax-Exempt Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                          Position with          Fund Principal Occupation
                          Excelsior Tax-         During Past 5 years and
Name and Address          Exempt                 Other Affiliations
----------------          --------------         -------------------------

Frederick S. Wonham[1]    Chairman of the Board,  Retired; Director of
238 June Road             President & Treasurer   Excelsior Funds, Inc. (since
Stamford, CT  06903                               1995); Trustee of Excelsior
Age:  65                                          Funds and Excelsior
                                                  Institutional Trust (since
                                                  1995); Vice Chairman of U.S.
                                                  Trust Corporation and U.S.
                                                  Trust Company of New York
                                                  (until 1995); Chairman, U.S.
                                                  Trust of Connecticut.

Donald L. Campbell        Director                Retired; Director of
333 East 69th Street                              Excelsior Funds, Inc. (since
Apt. 10-H                                         1984); Director of UST Master
New York, NY  10021                               Variable Series, Inc. (since
Age: 70                                           1994); Trustee of Excelsior
                                                  Institutional Trust (since
                                                  1995); Director, Royal Life
                                                  Insurance Co. of NY (since
                                                  1991).

/1/ This director is considered to be an "interested person" of Excelsior Tax-Exempt Fund as defined in the 1940 Act.


                          Position with          Fund Principal Occupation
                          Excelsior Tax-         During Past 5 years and
Name and Address          Exempt                 Other Affiliations
----------------          --------------         -------------------------

Rodman L. Drake              Director            Director, Excelsior Funds,
c/o KMR Power Corp.                              Inc. (since 1996); Trustee of
30 Rockefeller Plaza                             Excelsior Funds and Excelsior
Suite 5425                                       Institutional Trust (since
New York, New York 10112                         1994); Director, Parsons
Age:  53                                         Brinkerhoff, Inc.
                                                 (engineering firm) (since
                                                 1995); President, Mandrake
                                                 Group (investment and
                                                 consulting firm) (since
                                                 1994); Director, Hyperion
                                                 Total Return Fund, Inc. and
                                                 four other funds for which
                                                 Hyperion Capital Management,
                                                 Inc. serves as investment
                                                 adviser (since 1991);
                                                 Co-Chairman, KMR Power
                                                 Corporation (power plants)
                                                 (since 1993); Director, The
                                                 Latin American Growth Fund
                                                 (since 1993); Member of
                                                 Advisory Board Argentina
                                                 Private Equity Fund L.P.
                                                 (from 1992 to 1996) and
                                                 Garantia L.P. (Brazil) (from
                                                 1993 to 1996); and Director,
                                                 Mueller Industries, Inc.
                                                 (from 1992 to 1994).


Joseph H. Dugan              Director            Retired; Director of
913 Franklin Lakes Road                          Excelsior Funds, Inc. (since
Franklin Lakes, NJ  07417                        1984); Director of UST Master
Age:  71                                         Variable Series, Inc. (since
                                                 1994); Trustee of Excelsior
                                                 Institutional Trust (since
                                                 1995).


                          Position with          Fund Principal Occupation
                          Excelsior Tax-         During Past 5 years and
Name and Address          Exempt                 Other Affiliations
----------------          --------------         -------------------------

Wolfe J. Frankl               Director            Retired; Director of
2320 Cumberland Road                              Excelsior Funds, Inc. (since
Charlottesville, VA                               1986); Director of UST Master
22901                                             Variable Series, Inc. (since
Age: 75                                           1994); Trustee of Excelsior
                                                  Institutional Trust (since
                                                  1995); Director, Deutsche
                                                  Bank Financial, Inc. (since
                                                  1989); Director, The Harbus
                                                  Corporation (since 1951);
                                                  Trustee, HSBC Funds Trust and
                                                  HSBC Mutual Funds Trust
                                                  (since 1988).

W. Wallace McDowell, Jr.      Director            Director, Excelsior Funds,
c/o Prospect Capital                              Inc. (since 1996); Trustee of
  Corp.                                           Excelsior Funds and Excelsior
43 Arch Street                                    Institutional Trust (since
Greenwich, CT  06830                              1994); Private Investor
Age:  60                                          (since 1994); Managing
                                                  Director, Morgan Lewis
                                                  Githens & Ahn (from 1991 to
                                                  1994) and Director, U.S.
                                                  Homecare Corporation (since
                                                  1992), Grossmans, Inc. (from
                                                  1993 to 1996), Children's
                                                  Discovery Centers (since
                                                  1984), ITI Technologies, Inc.
                                                  (since 1992) and Jack Morton
                                                  Productions (since 1987).


                          Posi tion with          Fund Principal Occupation
                          Excelsior Tax-         During Past 5 years and
Name and Address          Exempt                 Other Affiliations
----------------          --------------         -------------------------

Jonathan Piel                 Director            Director, Excelsior Funds,
558 E. 87th Street                                Inc. (since 1996); Trustee of
New York, New York 10128                          Excelsior Funds and Excelsior
Age:  58                                          Institutional Trust (since
                                                  1994); Vice President and
                                                  Editor, Scientific American,
                                                  Inc. (from 1986 to 1994);
                                                  Director, Group for The South
                                                  Fork, Bridgehampton, New York
                                                  (since 1993); and Member,
                                                  Advisory Committee, Knight
                                                  Journalism Fellowships,
                                                  Massachusetts Institute of
                                                  Technology (since 1984).


Robert A. Robinson            Director            Director of Excelsior Funds,
Church Pension Fund                               Inc. (since 1987); Director
800 Second Avenue                                 of UST Master Variable
New York, NY  10017                               Series, Inc. (since 1994);
Age: 70                                           Trustee of Excelsior
                                                  Institutional Trust (since
                                                  1995); President Emeritus,
                                                  The Church Pension Fund and
                                                  its affiliated companies
                                                  (since 1968); Trustee, H.B.
                                                  and F.H. Bugher Foundation and
                                                  Director of its wholly-owned
                                                  subsidiaries--Rosiclear Lead
                                                  and Flourspar Mining Co. and
                                                  The Pigmy Corporation (since
                                                  1984); Director, Morehouse
                                                  Publishing Co. (since 1974);
                                                  Trustee, HSBC Funds Trust and
                                                  HSBC Mutual Funds Trust (since
                                                  1982); Director, Infinity
                                                  Mutual Funds, Inc. (since
                                                  1995).


                          Position with          Fund Principal Occupation
                          Excelsior Tax-         During Past 5 years and
Name and Address          Exempt                 Other Affiliations
----------------          --------------         -------------------------

Alfred C. Tannachion[1]       Director            Retired; Director of
6549 Pine Meadows Drive                           Excelsior Funds, Inc. (since
Spring Hill, FL 34606                             1985); Chairman of the Board,
                                                  President and Treasurer of
                                                  UST Master Variable Series,
                                                  Inc. (since 1994); Trustee of
                                                  Excelsior Institutional Trust
                                                  (since 1995).



W. Bruce McConnel, III        Secretary           Partner of the law firm of
1345 Chestnut Street                              Drinker Biddle & Reath.
Philadelphia, PA 19107-3497
Age:  54



Sherry Aramini                Assistant Secretary Second Vice President, Blue
Chase Global Funds                                Sky Compliance Manager, Chase
  Services Company                                Global Funds Services Company
73 Tremont Street                                 (since May 1996); Technical
Boston, MA  02108-3913                            Resources Manager, Chase
Age:  32                                          Global Funds Services Company
                                                  (from April 1995 to May
                                                  1996); Financial Reporting
                                                  Supervisor, Chase Global
                                                  Funds Services Company (from
                                                  September 1993 to April
                                                  1995); Audit Supervisor,
                                                  Coopers & Lybrand L.L.P.
                                                  (from July 1990 to August
                                                  1993).


John M. Corcoran              Assistant Treasurer Vice President, Director of
Chase Global Funds                                Administration Client Group,
  Services Company                                Chase Global Funds Services
73 Tremont Street                                 Company (since July 1996);
Boston, MA 02108-3913                             Second Vice President,
Age:  31                                          Manager of Administration,
                                                  Chase Global Funds Services
                                                  Company (from October 1993 to
                                                  July 1996); Audit Manager,
                                                  Ernst & Young LLP (from
                                                  August 1987 to September
                                                  1993).

/1/ This director is considered to be an "interested person" of Excelsior Tax-Exempt Fund as defined in the 1940 Act.

      Each director of Excelsior Tax-Exempt Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to Excelsior Tax-Exempt Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Tax-Exempt Fund for acting as officers of Excelsior Tax-Exempt Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Tax-Exempt Fund.
The directors and officers of Excelsior Tax-Exempt Fund as a group own less than 1% of the Shares of the Fund.

            The following chart provides certain information about the fees received by Excelsior Tax-Exempt Fund's directors during the fiscal year ended March 31, 1996.

                                          Pension or
                                          Retirement               Total
                                           Benefits          Compensation from
                            Aggregate     Accrued as        Excelsior Tax-Exempt
                        Compensation from   Part of           Fund and Fund
    Name of                 Excelsior        Fund              Complex* Paid
Person/Position          Tax-Exempt Fund   Expenses            to Directors
---------------         -----------------  --------         --------------------
Frederick S. Wonham         $6,375           None           (4)**$14,424
Chairman of the Board,
President and Treasurer***

Donald L. Campbell          $16,500          None           (4)**$39,500
Director

Rodman L. Drake               -0-            None           (4)**$10,000
Director****

Joseph H. Dugan             $16,500          None           (4)**$39,500
Director

Wolfe J. Frankl             $16,500          None           (4)**$39,500
Director

W. Wallace McDowell           -0-            None           (4)**$10,000
Director****

Jonathan Piel                 -0-            None           (4)**$10,000
Director****

Robert A. Robinson          $16,500          None           (4)**$39,500
Director

Alfred C. Tannachion        $21,500          None           (4)**$51,500
Director*****

---------------------------

* The "Fund Complex" consists of Excelsior Funds, Inc., Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Institutional Trust and Excelsior Funds.
** Number of investment companies in the Fund Complex for which director serves as director or trustee.
*** Mr. Wonham was elected to the Board of Directors of Excelsior Tax-Exempt Fund on November 17, 1995, and has served as its Chairman, President and Treasurer since February 13, 1997.
**** Messrs. Drake, McDowell and Piel were elected to the Boards of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Fund on December 9, 1996.
***** Mr. Tannachion served as Chairman, President and Treasurer of Excelsior Tax-Exempt Fund until February 13, 1997.

Investment Advisory, Sub-Advisory and Administration Agreements
---------------------------------------------------------------

            United States Trust Company of New York and United States Trust Company of California serve as the Fund's Investment Adviser and Sub-Adviser, respectively. In the Investment Advisory and Sub-Advisory Agreements, U.S. Trust and the Sub-Adviser, respectively, have agreed to provide the services described in the Prospectus. The Investment Adviser and Sub-Adviser have also agreed to pay all expenses incurred by them in connection with their activities under the agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Fund. The Investment Adviser and Sub-Adviser may, from time to time, voluntarily waive a portion of their respective fees, which waivers may be terminated at any time.

            For the period from October 1, 1996 (commencement of operations) through January 31, 1997, the Investment Adviser waived its entire advisory fee totalling $10,754 and reimbursed expenses totalling $3,765. For the same period, the Sub-Adviser waived its entire sub-advisory fee totalling $10,574.

           The Investment Advisory Agreement and the Sub-Advisory Agreement provide that the Investment Adviser and the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or Sub-Adviser in the performance of their duties or from reckless disregard by either of them of their duties and obligations thereunder.

            Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust serve as the Fund's Administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses of the Fund. The Administrators prepare semiannual reports to the Securities and Exchange Commission, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Fund's financial accounts and records, and generally assist in all aspects of the Fund's operations.

            For the period from October 1, 1996 (commencement of operations) through January 31, 1997, Excelsior Tax-Exempt Fund paid the Administrators combined administration fees totalling $3,303.

Service Organizations
---------------------

            As stated in the Prospectus, Excelsior Tax-Exempt Fund will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for the Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses; (b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by Excelsior Tax-Exempt Fund; (c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating of such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of Excelsior Tax-Exempt Fund's distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from Excelsior Tax-Exempt Fund to Customers; (j) receiving, tabulating and transmitting to Excelsior Tax-Exempt Fund proxies executed by Customers with respect to annual and special meetings of shareholders of Excelsior Tax-Exempt Fund; (k) providing reports (at least monthly, but more frequently if so requested by Excelsior Tax-Exempt Fund's distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as Excelsior Tax-Exempt Fund or a Customer may reasonably request.

            Excelsior Tax-Exempt Fund's agreements with Service Organizations are governed by an Administrative Services Plan

(the "Plan") adopted by Excelsior Tax-Exempt Fund. Pursuant to the Plan, Excelsior Tax-Exempt Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Tax-Exempt Fund's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of Excelsior Tax-Exempt Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Tax-Exempt Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

            Any material amendment to Excelsior Tax-Exempt Fund's arrangements with Service Organizations must be approved by a majority of the Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Tax-Exempt Fund's arrangements with Service Organizations are in effect, the selection and nomination of the members of Excelsior Tax-Exempt Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Tax-Exempt Fund will be committed to the discretion of such Disinterested Directors.

            For the period from October 1, 1996 (commencement of operations) through January 31, 1997, payments to Service Organizations totalled $9,272 with respect to the Fund, all of which was paid to affiliates of U.S. Trust.

Expenses
--------

            Except as otherwise noted, the Investment Adviser, Sub-Adviser and the Administrators will bear all expenses in connection with the performance of their advisory, sub-advisory and administrative services. The Fund will bear the expenses incurred in its operations. Such expenses include taxes; interest; fees, including the Fund's portion of the fees paid to Excelsior Tax-Exempt Fund's directors and officers who are not affiliated with the Distributor or the Administrators; SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, sub-advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for any brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

            The Chase Manhattan Bank, N.A. ("Chase") serves as custodian of the Fund's assets. Under the custodian agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to Excelsior Tax-Exempt Fund's Board of Directors concerning the Fund's operations. Chase is entitled to monthly fees for furnishing custodial services according to the following fee schedule: on the face value of debt securities and the market value of equity securities, a fee at the annual rate of .025%; on issues held, $50.00 for each physical issue held, $25.00 for each book-entry issue held and 1/4 of 1% of market value for each foreign issue held; on transactions, $25.00 for each physical transaction, $15.00 for each book-entry transaction and $50.00 for each foreign security transaction. In addition, Chase is entitled to reimbursement for its out-of-pocket expenses in connection with the above services. Chase may, at its own expense, open and maintain custody accounts with respect to the Fund, with the banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

            U.S. Trust also serves as the Fund's transfer agent and dividend disbursing agent. In such capacity, U.S. Trust has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Tax-Exempt Fund concerning the Fund's operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

            U.S. Trust may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust. For the services provided by CGFSC, U.S. Trust has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Tax-Exempt Fund for any of its sub-transfer agency services.


                            PORTFOLIO TRANSACTIONS
                            ----------------------

            Subject to the general control of Excelsior Tax-Exempt Fund's Board of Directors, the Investment Adviser and Sub-Adviser are responsible for, make decisions with respect to, and place orders for all purchases and sales of portfolio securities.

            The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Fund's turnover rate may be higher than that of many other investment companies with similar investment objectives and policies. The Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions.

            Securities purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Fund, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

            The Investment Advisory and Sub-Advisory Agreements provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser and Sub-Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser and Sub-Adviser shall consider factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Tax-Exempt Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

            In addition, the Investment Advisory and Sub-Advisory Agreements authorize the Investment Adviser and Sub-Adviser, to the extent permitted by law and subject to the review of Excelsior Tax-Exempt Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser or Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser or Sub-Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the fixed-income market and the economy.

            Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and the Sub-Adviser and does not reduce the investment advisory fee payable by the Fund. Such information may be useful to the Investment Adviser or Sub-Adviser in serving the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser or Sub-Adviser in carrying out its obligations to the Fund.

            Portfolio securities will not be purchased from or sold to the Investment Adviser, the Sub-Adviser, the Distributor, or any affiliated person of any of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission.

            Investment decisions for the Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser and the Sub-Adviser. Such other investment companies and funds may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser or Sub-Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Investment Adviser and the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.


                             INDEPENDENT AUDITORS
                             --------------------

            Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Tax-Exempt Fund.


                                    COUNSEL
                                    -------

            Drinker Biddle & Reath (of which Mr. McConnel, Secretary of Excelsior Tax-Exempt Fund, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to Excelsior Tax-Exempt Fund and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Federal
-------

            The following supplements the tax information contained in the Prospectus.

            The Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and has qualified and intends to continue to qualify as a regulated investment company. If, for any reason, the Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, the Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

            As stated in the Prospectus, the Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund will not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired.
"Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

            In order for the Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, the Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Fund cannot exceed the excess of the amount of interest exempt from tax under
Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

            Interest on indebtedness incurred by a shareholder to purchase or carry the Shares generally is not deductible for income tax purposes. In addition, if a shareholder holds Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

            Any net long-term capital gains realized by the Fund will be distributed at least annually. The Fund will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Shares. Such distributions will be designated as a capital gain dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

            A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

            The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Taxation of Certain Financial Instruments
-----------------------------------------

            Generally, futures contracts held by the Fund at the close of the Fund's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "mark-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss, without regard to the length of time the Fund has held the futures contract (the "40-60 rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, and loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

            The Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "Short-Short Gain Test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to futures contracts, forward contracts, options on futures contracts, and other financial instruments subject to the mark-to-market rules described above, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option, or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of the Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the Short-Short Gain Test is met.

                            *          *          *

            The foregoing discussion is based on Federal and California state tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and other local taxes.

CALIFORNIA
----------

            As a regulated investment company, the Fund will be relieved of liability for California state franchise and corporate income tax to the extent its earnings are distributed to its shareholders. The Fund will be taxed on its undistributed taxable income. If for any year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of the Fund's taxable income (including interest income on California Municipal Obligations for franchise tax purposes only) may be subject to California state franchise or income tax at regular corporate rates.

            If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company, or series thereof, consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then a regulated investment company, or series thereof, will be qualified to pay dividends exempt from California state personal income tax to its non-corporate shareholders (hereinafter referred to as "California exempt-interest dividends"). For this purpose, California Exempt Securities are generally limited to California Municipal Securities and certain U.S. Government and U.S. Possession obligations. "Series" of a regulated investment company is defined as a segregated portfolio of assets, the beneficial interest in which is owned by the holders of an exclusive class or series of stock of the company. The Fund intends to qualify under the above requirements so that it can pay California exempt-interest dividends. If the Fund fails to so qualify, no part of its dividends to shareholders will be exempt from the California state personal income tax. The Fund may reject purchase orders for shares if it appears desirable to avoid failing to so qualify.

            Within 60 days after the close of its taxable year, the Fund will notify each shareholder of the portion of the dividends paid by the Fund to the shareholder with respect to such taxable year which is exempt from California state personal income tax. The total amount of California exempt-interest dividends paid by the Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax-exempt income or amortizable bond premium and would thus not be deductible under federal income or California state personal income tax law. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as California exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

            In cases where shareholders are "substantial users" or "related persons" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisers to determine whether California exempt-interest dividends paid by the Fund with respect to such obligations retain California state personal income tax exclusion. In this connection rules similar to those regarding the possible unavailability of federal exempt-interest dividend treatment to "substantial users" are applicable for California state tax purposes. See "Additional Information Concerning Taxes - Federal" above.

            To the extent, if any, dividends paid to shareholders are derived from the excess of net long-term capital gains over net short-term capital losses, such dividends will not constitute California exempt-interest dividends and will generally be taxed as long-term capital gains under rules similar to those regarding the treatment of capital gains dividends for federal income tax purposes. See "Additional Information Concerning Taxes - Federal" above. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for California state personal income tax purposes if the Fund distributes California exempt-interest dividends during the shareholder's taxable year.

            The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any Fund dividends constituting California exempt-interest dividends is excludable from income for California state personal income tax purposes only. Any dividends paid to shareholders subject to California state franchise tax or California state corporate income tax may therefore be taxed as ordinary dividends to such purchasers notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Accordingly, potential investors in the Fund, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California state tax situation, in general.


                    PERFORMANCE AND YIELD INFORMATION
                    ---------------------------------

            The Fund may advertise the standardized effective 30-day (or one month) yields calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated separately for each Fund according to the following formula:

                               a-b
                  Yield = 2 [(----- + 1) to the 6th power - 1]
                                cd

      Where:      a =   dividends and interest earned during the period.

            b =   expenses accrued for the period (net of reimbursements).

            c = average daily number of Shares outstanding that were entitled to receive dividends.

            d = maximum offering price per Share on the last day of the period.

            For the purpose of determining interest earned during the period (variable "a" in the formula), the Fund computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. The Fund calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

            Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per Share (variable "d" in the formula). Based on the foregoing calculations, the Fund's standardized effective yield for the 30-day period ended January 31, 1997 was 3.43%.

            The "tax-equivalent" yield of the Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%. Based on the foregoing calculation, the tax-equivalent yield of the Fund for the 30-day period ended January 31, 1997 was 4.97%.

            The Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                         ERV
                  T = [(-----) to the first power divided by n - 1]
                          P

      Where:      T =   average annual total return.

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

            P =   hypothetical initial payment of $1,000.

            n =   period covered by the computation, expressed in years.

            The Fund's "aggregate total return" is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                         ERV
                  T = [(-----)] - 1
                          P

            These calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. In addition, the Fund's average annual total return and aggregate total return quotations will reflect the deduction of the maximum sales load charged in connection with the purchase of Shares.
The Fund's aggregate total return for Shares for the period from October 1, 1996 (commencement of operations) to January 31, 1997 was 1.30%.

            The Fund may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

            The total return and yield of the Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The
                                           ----- --------  ------  --------  ---
Wall Street Journal and The New York Times, or in publications of a local or
---- ------ -------     --- --- ---- -----
regional nature, may also be used in comparing the performance of the Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of the Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected the Fund's performance.

            The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciations of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisement, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                               MISCELLANEOUS
                               -------------

            As used in the Prospectus, "assets belonging to the Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Tax-Exempt Fund not belonging to a particular portfolio of Excelsior Tax-Exempt Fund. In determining the net asset value of the Fund's Shares, assets belonging to the Fund allocable to Shares are charged with the direct liabilities of the Fund allocable to Shares and with a share of the general liabilities of Excelsior Tax-Exempt Fund which are normally allocated in proportion to the relative asset values of Excelsior Tax-Exempt Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Tax-Exempt Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to the Fund, are conclusive.

            As of March 25, 1997, U.S. Trust and its affiliates held of record substantially all of the outstanding Shares of the Fund as agent or custodian for its customers. In addition, at that date, U.S. Trust and its affiliates held investment and/or voting power with respect to a majority of the outstanding Shares of the Fund on behalf of their customers.

            As of March 25, 1997, the name, address and percentage ownership of each person, in addition to U.S. Trust and its affiliates, that beneficially owned 5% or more of the outstanding Shares of the Fund were as follows: (1) Annette G. Larson Living Trust, c/o United States Trust Company of California, 515 South Flower Street, Suite 2700, Los Angeles, CA 90071-2291; 7.49%; and (2) Dorothy H. Jernstedt Family Trust, c/o United States Trust Company of California, 515 South Flower Street, Suite 2700, Los Angeles, CA 90071-2291; 7.92%.

                           FINANCIAL STATEMENTS
                           --------------------

            The Fund's unaudited financial statements for the period from October 1, 1996 (commencement of operations) through January 31, 1997 are attached as Exhibit B to this Statement of Additional Information.

                                APPENDIX A
                                ----------


COMMERCIAL PAPER RATINGS
------------------------

            A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

            "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

            "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

            "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

            "B" - Issue has only a speculative capacity for timely payment.

            "C" - Issue has a doubtful capacity for payment.

            "D" - Issue is in payment default.


            Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

            "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

            "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

            "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

            "Not Prime" - Issuer does not fall within any of the Prime rating categories.

            The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

            "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

            "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

            "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

            "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

            "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

            "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

            "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

            Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

            "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

            "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

            "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

            "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

            "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

            "D" - Securities are in actual or imminent payment default.

            Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

            Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

            "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

            "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

            "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

            "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


            IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

            "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

            "A1" - Obligations are supported by the highest capacity for timely repayment.

            "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

            "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

            "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

            "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

            The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

            "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

            "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

            "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

            "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

            "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

            "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

            "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

            "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

            "CI" - This rating is reserved for income bonds on which no interest is being paid.

            "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

            PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

      The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

            "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

            "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

            "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

            Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

            (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

            The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

            "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

            "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

            "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

            "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

            "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

            To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


            The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

            "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

            "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

            "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

            "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

            To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


            IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

            "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

            "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

            "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

            "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

            "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

            IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


            Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

            "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

            "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

            "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

            "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

            "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

            "D" - This designation indicates that the long-term debt is in default.

            PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may nclude a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

            A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

            "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

            "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

            "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


            Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

            "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

            "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

            "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

            "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

            "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


            Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

EXCELSIOR TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS JANUARY 31, 1997 (UNAUDITED)
CALIFORNIA TAX-EXEMPT INCOME FUND

PRINCIPAL                                              VALUE
 AMOUNT                                              (NOTE 1)
---------                                          ----------
           TAX-EXEMPT SECURITIES - 92.36%
 $105,000  Alameda County California
           Transportation Authority, Sales Tax       $107,497
           Revenue Bonds, (FGIC), 5.200%, 05/01/99

  125,000  Anaheim, California, Electric Revenue
           Bonds,  (AMBAC), 4.750%, 10/01/02          126,978

  200,000  Antelope Valley East Kern California
           Water Agency, General Obligation Bonds,    200,484
           (AMBAC),  4.500%, 08/01/01

  200,000  Bakersfield, California City School
           District, General Obligation Bonds,        203,604
           (MBIA), 5.000%, 08/01/05

  135,000  California Educational Facilities
           Authority, Santa Clara University          135,713
           Revenue Bonds, (MBIA),  4.900%, 09/01/06

  150,000  California Educational Facilities
           Authority, Stanford University Revenue     159,539
           Bonds, Series J, 5.900%, 11/01/03

  200,000  California Health Facilities Financing
           Authority Revenue Bonds, (AMBAC),          216,000
           7.625%, 10/01/15, (Prerefunded 10/01/98)

  250,000  California State Department Water
           Resources, Central Valley Project          288,427
           Revenue Bonds, Series L, 8.000%,
           12/01/01

  150,000  California State, General Obligation
           Bonds,  (AMBAC), 6.250%, 6/01/04           164,465

  200,000  California State Public Works Board,
           Lease Revenue Bonds, 6.600%, 12/01/22,     225,068
           (Prerefunded 12/01/02)

  300,000  California State University,
           Institutional Lease Revenue Bonds,         315,846
           (AMBAC), 5.500%, 06/01/03

  250,000  Central Coast Water Authority,
           California Revenue Bonds, Series A,        249,778
           (AMBAC),  4.375%, 10/01/01

  200,000  Concord, California Redevelopment
           Agency Tax Allocation Bonds, Series 3,
           (MBIA),  8.000%, 07/01/18, (Prerefunded    215,290
           07/01/98)


  250,000  Cupertino, California, Certificates of
           Participation, 7.125%, 04/01/16,           279,985
           (Prerefunded 04/01/01)

  250,000  East Bay, California Municipal
           Utilities District Wastewater Treatment
           System Revenue Bonds, (AMBAC),  6.375%,    275,958
           06/01/21, (Prerefunded 12/01/01)


  155,000  Fresno, California Sewer Revenue Bonds,
           Series A-1, (AMBAC), 4.800%, 09/01/06      154,640

  250,000  Los Angeles, California, Municipal
           Improvement Corporate-Equipment,
           Real-Estate Property, Certificates of      250,000
           Participation, (AMBAC), 4.500%, 12/01/01


  200,000  Los Angeles, California Convention &
           Exhibition Center Authority,
           Certificates of Participation, (AMBAC),    211,292
           6.600%, 08/15/99


  305,000  Los Angeles, California Harbor
           Department Revenue Bonds, Series C,        310,951
           4.875%, 11/01/02

  250,000  Los Angeles, California Municipal
           Improvement Corporation, Sanitation
           Equipment Charge Revenue Bonds, Series     255,172
           A, (FSA), 5.000%, 02/01/01


  150,000  Los Angeles, California Municipal
           Improvement Corporation, Sanitation
           Equipment Charge Revenue Bonds, Series     149,892
           A, (FSA), 4.875%, 02/01/06


                       See Notes to Financial Statements

PRINCIPAL                                              VALUE
 AMOUNT                                              (NOTE 1)
---------                                          ----------
 $250,000  Los Angles, California Wastewater
           Systems Revenue Bonds, Series A,          $268,440
           (FGIC), 6.000%, 02/01/03

  200,000  Los Angeles County, California, Public
           Works Financing Authority Lease Revenue
           Bonds, Series A, (MBIA), 6.000%,           214,800
           09/01/03


  175,000  Los Angeles County, California
           Transportation, Communication, Sales
           Tax Revenue Bonds, Series A, 6.750%,       197,115
           07/01/19, (Prerefunded 07/01/02)


  100,000  Metropolitan Water District Southern
           California, General Obligation Bonds,      102,520
           Series A1, 5.000%, 03/01/02

  150,000  Metropolitan Water District Southern
           California, General Obligation Bonds,      152,013
           Series A3, 4.700%, 03/01/00

  200,000  Modesto, California Irrigation
           District, Financing Authority Revenue      203,494
           Bonds, Series A, (MBIA), 4.850%,
           10/01/01

  250,000  Northern California Power Agency,
           Public Power Revenue Bonds, (AMBAC),       263,448
           5.600%, 07/01/06

  100,000  Northern California Transmission
           Revenue Bonds, Series A (MBIA), 7.000%,    109,565
           05/01/24, (Prerefunded 05/01/00)

  100,000  Orange County California Municipal
           Water District Facilities Corporation,
           Certificates of Participation, (MBIA),     100,931
           4.800%, 07/01/03


  150,000  Paramount, California Redevelopment
           Agency Tax Allocation Bonds, 7.350%,       170,751
           08/01/21, (Prerefunded 08/01/01)

  200,000  Sacramento County, California, Public
           Facilities Project, Certificates of        200,208
           Participation, (MBIA), 4.700%, 02/01/03

  250,000  Sacramento County, California, Public
           Facilities Project, Certificates of        249,018
           Participation, (MBIA), 4.875%, 02/01/05

  255,000  San Bernardino County, California
           Transportation Authority, Sales Tax        251,274
           Revenue Bonds, Series A, 4.625%,
           03/01/05

  150,000  San Diego County, California, Regional
           Transportation, Communication, Sales
           Tax Revenue Bonds, Series A, (FGIC),       154,721
           5.200%, 04/01/05


  150,000  San Diego County, California, Regional
           Transportation, Communication, Sales
           Tax Revenue Bonds, Series A, (FGIC),       154,050
           5.250%, 04/01/06


   50,000  San Diego County, California Water
           Authority, Water Revenue Certificates
           of Participation, Series A, 6.250%,         53,610
           05/01/04


   50,000  San Francisco, California City & County
           Airport Communication, International
           Airport Revenue Bonds, (MBIA),  6.350%,     53,027
           05/01/00


  225,000  San Francisco, California City &
           County, General Obligation Bonds,          234,351
           Series C, (FGIC), 6.000%, 06/15/99

  200,000  San Francisco, California State
           Building Authority, Lease Revenue          198,870
           Bonds, (AMBAC), 4.125%, 12/01/00

  100,000  San Jose, California Airport Revenue
           Bonds, (FGIC), 5.500%, 03/01/02            104,356

  150,000  Santa Barbara County, California,
           Transportation Authority, Sales Tax        150,760
           Revenue Bonds, (FGIC), 4.900%, 04/01/06

  300,000  Southern California Public Power
           Authority Revenue Bonds, Series A,         300,483
           (AMBAC), 4.000%, 07/01/98

  200,000  Tri City California Hospital District
           Revenue Bonds, Series B, (MBIA),           206,592
           5.500%, 02/15/00


                       See Notes to Financial Statements

         PRINCIPAL                                                              VALUE
          AMOUNT                                                              (NOTE 1)
---------------------------                                         -------------------------
$150,000                     University of
                             California Revenue                                    $  147,078
                             Bonds, (AMBAC), 4.600%,
                             09/01/05

250,000                      West & Central Basin
                             Financing Authority,                                     260,287
                             California Revenue                      ------------------------
                             Bonds, (AMBAC), 5.500%,
                             08/01/01

                                                                                    8,998,341
                                                                     ------------------------
TAX-EXEMPT CASH EQUIVALENTS - BACKED BY LETTERS OF CREDIT- 1.03%
                             CANADIAN IMPERIAL BANK
100,000                      ------------------------
                             San Diego County,                                         100,500
                             California, Tax &
                             Revenue Anticipation
                             Notes, 4.375%, 09/30/97

                                                                     -------------------------

SHARES
---------------------------
OTHER INVESTMENTS - 5.83%
260,353                      Federated California
                             Money Fund                                                260,353
307,941                      Provident California
                             Money Fund                                                307,941
                                                                     -------------------------
                                                                                       568,294
                                                                     -------------------------

TOTAL INVESTMENTS
 (Cost $9,656,435*)                       99.22%                                    $9,667,135
OTHER ASSETS AND
 LIABILITIES (NET)                         0.78                                         75,496
                           --------------------------                -------------------------
NET ASSETS                               100.00%                                    $9,742,631
                           ==========================                =========================


* -                          Aggregate cost for Federal tax and book purposes.
AMBAC -                      American Municipal Bond Assurance Corp.
FGIC -                       Financial Guaranty Insurance Corp.
FSA -                        Financial Security Assurance
MBIA -                       Municipal Bond Insurance Assoc.

Note:
  These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

EXCELSIOR TAX-EXEMPT FUNDS, INC.
Statement of Assets and Liabilities
As of January 31, 1997 (Unaudited)
-------------------------------------------------------------------------------------------
                                                                        California
                                                                        Tax-Exempt
                                                                        Income Fund
                                                                        -----------

    ASSETS:
         Investments, at cost - see accompanying portfolio            $  9,656,435
                                                                         =========
         Investments, at value (Note 1)                               $  9,667,135
         Interest receivable                                               134,075
         Receivable from investment adviser                                  3,765
         Unamortized organization costs (Note 5)                            29,859
                                                                         ---------
            Total Assets                                                 9,834,834

    LIABILITIES:
         Due to custodian bank                                              42,647
         Payable for dividends declared                                     28,025
         Payable for deferred organization costs (Note 5)                   14,048
         Accrued expenses and other liabilities                              7,483
                                                                        ----------
            Total Liabilities                                               92,203
                                                                        ----------

   NET ASSETS                                                         $  9,742,631
                                                                         =========

   NET ASSETS   consist of:
         Accumulated net realized loss on investments                         (609)
         Unrealized appreciation of investments                             10,700
         Par value (Note 4)                                                  1,390
         Paid-in Capital in excess of par value                          9,731,150
                                                                         ---------
   Total Net Assets                                                   $  9,742,631
                                                                         =========


    Shares of Common Stock Outstanding                                   1,389,944
    NET ASSET VALUE PER SHARE                                         $       7.01
                                                                         ==========


EXCELSIOR TAX-EXEMPT FUNDS, INC.
STATEMENT OF OPERATIONS

FOR THE PERIOD OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS)
TO JANUARY 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                                         CALIFORNIA
                                                                                         TAX-EXEMPT
                                                                                         INCOME FUND
                                                                                     --------------------
     INVESTMENT INCOME:

        Interest income                                                              $            93,274
                                                                                     --------------------

     EXPENSES:

        Investment advisory fees (Note 2)                                                         10,754
        Administrative servicing fees (Note 2)                                                     9,272
        Administrators' fees (Note 2)                                                              3,303
        Amortization of organization costs (Note 5)                                                1,602
        Custodian fees                                                                             1,260
        Registration and filing fees                                                                 986
        Directors' fees and expenses (Note 2)                                                         81
        Miscellaneous expenses                                                                     2,449
                                                                                     --------------------

             TOTAL EXPENSES                                                                       29,707
        Fees waived and expenses reimbursed by investment adviser
          and administrators (Note 2)                                                            (14,519)
                                                                                     --------------------
             NET EXPENSES                                                                         15,188
                                                                                     --------------------
     NET INVESTMENT INCOME:                                                                       78,086
                                                                                     --------------------

     REALIZED AND UNREALIZED GAIN (LOSS) ON

       INVESTMENTS (NOTE 1):

        Net realized loss on security transactions                                                  (609)
        Change in unrealized appreciation of investments during the period                        10,700
                                                                                     --------------------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                              10,091
                                                                                     --------------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $            88,177
                                                                                     ====================

EXCELSIOR TAX-EXEMPT FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS)
TO JANUARY 31, 1997 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------

                                                                                        CALIFORNIA
                                                                                        TAX-EXEMPT
                                                                                        INCOME FUND
                                                                                     --------------------

      Net investment income                                                            $          78,086
      Net realized loss on investments                                                              (609)
      Change in unrealized appreciation of investments
              during the period                                                                   10,700
                                                                                     --------------------
      Net increase in net assets resulting from operations                                        88,177


      Distributions to shareholders from net investment income                                   (78,086)
                                                                                     --------------------

      Increase in net assets from fund share transactions (Note 4)                             9,732,540
                                                                                     --------------------
      Net increase in net assets                                                               9,742,631

      NET ASSETS:
         Beginning of period                                                                   ---
                                                                                     --------------------
         End of period                                                                 $       9,742,631
                                                                                     ====================

EXCELSIOR TAX-EXEMPT FUNDS, INC.
FINANCIAL HIGHLIGHTS - SELECTED PER SHARE DATA AND RATIOS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS)
TO JANUARY 31, 1997 (UNAUDITED):
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             CALIFORNIA
                                                                             TAX- EXEMPT
                                                                             INCOME FUND
                                                                           ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $7.00
                                                                           ----------------

INVESTMENT OPERATIONS:

                 Net investment income                                                 0.08
                 Net realized and unrealized gain on investments                       0.01
                                                                           ----------------
                      TOTAL FROM INVESTMENT OPERATIONS                                 0.09
                                                                           ----------------
 DIVIDENDS:
                 From net investment income                                           (0.08)
                                                                           ----------------

NET ASSET VALUE, END OF PERIOD                                                        $7.01
                                                                           ================
TOTAL RETURN                                                                           1.30%    (1)
                                                                           ================

RATIOS AND SUPPLEMENTAL DATA:

Ratios to Average Net Assets
                 Expenses (3)                                                           0.70%   (2)
                 Net Investment Income (3)                                              3.60%   (2)
Portfolio Turnover                                                                     15.00%   (2)
Net Assets at end of Period (000's omitted)                                           $9,743

          (1)Not annualized. Total return does not reflect the sales load that was payable on purchase of Fund shares.
          (2)Annualized.
          (3)Reflects a voluntary expense waiver and reimbursement of expenses by the investment adviser and administrator.

             Without these waivers and reimbursements, the ratio of expenses to average net assets and net investment income to average net assets would have been as follows:

                 Expenses to Average Net Assets                                         1.37%   (2)
                 Net Investment Income to Average Net Assets                            2.93%   (2)


           EXCELSIOR TAX-EXEMPT FUNDS, INC.
         CALIFORNIA TAX-EXEMPT INCOME FUND

         NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") was incorporated under the laws of the State of Maryland on August 8, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Excelsior Tax-Exempt Fund currently offers shares in six managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for the California Tax-Exempt Income Fund (the "Portfolio") which commenced operations on October 1, 1996. Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Tax-Exempt Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Portfolio valuation:

Securities are valued each business day as of the close of the New York Stock Exchange after consultation with an independent pricing service (the "Service"). When in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Short-term debt instruments with remaining maturities of 60 days or less, and variable rate demand notes and securities with put options exercisable within one year, are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors.

The net asset value of the Portfolio's shares will fluctuate as the market values of its portfolio securities change in response to changing market rates of interest and other factors.

(b) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

(c) Dividends and distributions to shareholders:

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

In order to avoid a Federal excise tax, the Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

(d) Federal taxes:

It is the policy of Excelsior Tax-Exempt Fund that the Portfolio qualifies as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

At January 31, 1997, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Tax basis unrealized appreciation..  $17,553

Tax basis unrealized depreciation..   (6,853)
                                   ---------
Net unrealized appreciation........  $10,700
                                   =========


(e) Expense allocation:

Expenses directly attributable to a portfolio of Excelsior Tax-Exempt Fund are charged to that portfolio. Other expenses are allocated to the respective portfolios based on average net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

United States Trust Company of New York ("U.S. Trust") serves as the investment adviser to Excelsior Tax-Exempt Fund. For the services provided pursuant to the Investment Advisory Agreements U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Portfolio. United States Trust Company of California ("U.S. Trust California") serves as the Portfolio's sub-adviser. For the services provided pursuant to the Sub-Advisory Agreement, U.S. Trust California is entitled to receive fees from U.S. Trust, computed daily and paid monthly, at the annual rate of 0.50% of the Portfolio's average daily net assets.

U.S. Trust, Chase Global Funds Services Company ("CGFSC"), a subsidiary of
The Chase Manhattan Bank and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Tax-Exempt Fund. For the services provided to the portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Tax-Exempt Fund, Excelsior Funds, Inc. and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Funds, Inc. and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and
 .150% over $400 million. Administration fees payable by each portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective portfolios for the period paid. For the period ended January 31, 1997, administration fees charged to the Portfolio by U.S. Trust amounted to $454.

From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolio for a portion of other expenses. Until further notice to Excelsior Tax-Exempt Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for the Portfolio to maintain an annual expense ratio of not more than .70%.

Excelsior Tax-Exempt Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolio. As a consideration for the administrative services provided by each service organization to its customers, the Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests;
transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Excelsior Tax-Exempt Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by the Portfolio in an amount equal to the administrative service fees payable by the Portfolio. For the period ended January 31, 1997, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolio which amounted to $9,272.

Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the sponsor and distributor of Excelsior Tax-Exempt Fund. Shares of the Portfolio are sold on a continuous basis by the Distributor.

Each Director of Excelsior Tax-Exempt Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. Purchases and Sales of Securities

For the period from October 1, 1996 (commencement of operations) to January 31, 1997, the Portfolio's purchases and sales of securities, excluding short-term investments, aggregated $9,255,241 and $251,550, respectively.

4. Common Stock:

Excelsior Tax-Exempt Fund currently offers six classes of shares, each representing interests in one of six separate portfolios. Authorized capital for the only class of shares currently offered in the Portfolio is 500 million shares.

Each share has a par value of $.001 and represents an equal proportionate interest in the Portfolio with other shares of the Portfolio, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to the Portfolio as are declared at the discretion of Excelsior Tax-Exempt Fund's Board of Directors. The Portfolio's capital share transactions for the period from October 1, 1996 (commencement of operations) to January 31, 1997 were as follows:


     Shares sold........................  1,468,964
     Shares issued for dividend                  21
      reinvestment
     Shares redeemed....................    (79,041)
     Net increase in shares outstanding.  1,389,944
                                        ===========

5. Organization Costs:

Excelsior Tax-Exempt Fund has borne all costs in connection with the initial organization of the Portfolio, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which the Portfolio commenced operations.

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.


                                 FORM N-1A
                                 ---------


PART C.  OTHER INFORMATION


      Item 24.    Financial Statements and Exhibits
                  ---------------------------------

                  (a)   Financial Statements:

                        (1)   Included in Part A:

                              Unaudited Financial Highlights for the
                              Registrant's California Tax-Exempt Income Fund for the period from October 1, 1996 (commencement of operations) through January 31, 1997.

                        (2)   Included in Part B:

                              . Portfolio of Investments as of January 31, 1997 (unaudited);

                              . Statement of Assets and Liabilities as of January 31, 1997 (unaudited);

                              . Statement of Operations for the period from October 1, 1996 through January 31, 1997 (unaudited);

                              . Statement of Changes in Net Assets for the period from October 1, 1996 through January 31, 1997 (unaudited); and

                              .     Notes to Financial Statements (unaudited).


                  (b)   Exhibits:
                        --------

                        (1)   (a)   Articles of Incorporation of Registrant
                  dated August 7, 1984 (1).

                              (b) Articles Supplementary of Registrant dated April 27, 1990 (10).

                              (c)   Articles Supplementary of Registrant
                  concerning the increase of authorized capital stock.  (14)

                              (d)   Articles of Amendment to Articles of
                  Incorporation dated December 28, 1995. (17)

                        (2)   (a)   Bylaws of Registrant (1).

                              (b)   Amendment No. 1 to Bylaws of Registrant.
                                    (4)

                        (3)   None.

                        (4)   (a)   Articles VI, VII, VIII and X of
                  Registrant's Articles of Incorporation dated August 7, 1984 are incorporated herein by reference to Exhibit 1(a) of Registrant's Registration Statement on Form N-1A filed on August 31, 1984;

                              (b) Articles I, II, IV and VI of Registrant's By-Laws are incorporated herein by reference to Exhibit 2(a) of Registrant's Registration Statement on Form N-1A filed on August 31, 1984.

                        (5)   (a)   Investment Advisory Agreement between
                  Registrant and United States Trust Company of New York ("U.S. Trust") dated February 6, 1985 (3).

                              (b)   Amendment No. 1 to Investment Advisory
                  Agreement between Registrant and U.S. Trust dated February 6, 1985 (8).

                              (c)   Investment Advisory Agreement between
                  Registrant and U.S. Trust dated May 11, 1990 with respect to the California Intermediate-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund (10).

                              (d)   Amendment No. 1 to Investment Advisory
                  Agreement between Registrant and U.S. Trust dated May 11, 1990 with respect to the Short-Term Tax-Exempt Securities Fund (15).

                              (e)   Amendment No. 2 to Investment Advisory
                  Agreement between Registrant and U.S. Trust dated May 11, 1990 with respect to the California Tax-Exempt Income Fund.

                              (f) Sub-Advisory Agreement dated September 1, 1996 between U.S. Trust and U.S. Trust Company of California with respect to the California Tax-Exempt Income Fund.

                        (6)   (a)   Distribution Contract dated August 1, 1995
                  between Registrant and Edgewood Services, Inc. (16).

                              (b)   Exhibit A to the Distribution Contract
                  dated August 1, 1995 between Registrant and Edgewood Services, Inc.

                        (7)   None.

                        (8)   (a)   Custody and Transfer Agency Agreement
                  between Registrant and U.S. Trust, dated February 6, 1985, amended as of January 30, 1987 (5).

                              (b) Amendment No. 2 to Custody and Transfer Agency Agreement with respect to the Short-Term Tax-Exempt Securities Fund (15).

                              (c) Custody Agreement dated September 1, 1995 between Registrant and The Chase Manhattan Bank, N.A. (17)

                              (d)   Exhibit A to Custody Agreement dated
                  September 1, 1995 between Registrant and The Chase Manhattan Bank, N.A.

                        (9)   (a)   Amended and Restated Administrative
                  Services Plan and Related Form of Shareholder Servicing Agreement.

                              (b) Administration Agreement dated January 1, 1996 among Chase Global Funds Services Company, Federated Administrative Services and United States Trust Company of New York. (17)

                       [*](10) Opinion of counsel that shares are validly
                  issued, fully paid and non-assessable.

                        (11)        Consent of Drinker Biddle & Reath.

                        (12)  None.

                        (13)  (a)   Purchase Agreement between Registrant and
                  Shearson Lehman Brothers Inc. dated February 6, 1985. (3)

                              (b) Purchase Agreement dated September 25, 1996
                  between Registrant and Edgewood Services, Inc.

                        (14)  None.

                        (15)  None.

                        (16)  (a)   Schedule for computation of performance
                  quotation (11).

                              (b) Schedule for computation of performance quotation (15).

                        (17) (a)    Financial Data Schedule as of January 31,
                  1997 for the California Tax-Exempt Income Fund.

(1) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed August 31, 1984.

(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed February 14, 1985.

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed October 30, 1985.

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed June 6, 1986.

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A filed July 30, 1987.

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed November 1, 1988.

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A filed June 2, 1989.

(8) Incorporated by reference to Registrant's and UST Master Funds, Inc.'s ("Master Fund") joint Post-Effective Amendments Nos. 9 and 7,


---------
*Filed pursuant to Rule 24f-2 as part of Registrant's Rule 24f-2 Notice.

      respectively, to their Registration Statements on Form N-1A filed March 12, 1990.

(9) Incorporated by reference to Registrant's and Master Fund's joint Post-Effective Amendments Nos. 10 and 8, respectively, to their Registration Statements on Form N-1A filed July 27, 1990.

(10) Incorporated by reference to Registrant's and Master Fund's joint Post-Effective Amendments Nos. 11 and 9, respectively, to their Registration Statements on Form N-1A filed December 7, 1990.

(11) Incorporated by reference to Registrant's and Master Fund's joint Post-Effective Amendments Nos. 12 and 10, respectively, to their Registration Statements on Form N-1A filed May 31, 1991.

(12) Incorporated by reference to Registrant's and Master Fund's joint Post-Effective Amendments Nos. 13 and 11, respectively, to their Registrant Statements on Form N-1A filed August 1, 1991.

(13) Incorporated by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed October 29, 1992.

(14) Incorporated by reference to Registrant's Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A filed December 24, 1992.

(15) Incorporated by reference to Registrant's Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A filed August 2, 1993.

(16) Incorporated by reference to Registrant's Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed August 1, 1995.

(17) Incorporated by reference to Registrant's Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A filed July 18, 1996.

(18) Incorporated by reference to Registrant's Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A filed July 31, 1996.

Item 25.    Persons Controlled By or Under
            Common Control with Registrant
            ------------------------------

            Registrant is controlled by its Board of Directors.



Item 26.    Number of Holders of Securities
            -------------------------------

            The following information is as of March 24, 1997

                Title of Class                  Number of Record Holders
                --------------                  ------------------------

                  Class A Common Stock                      6,946
                  Class B Common Stock                      1,187
                  Class C Common Stock                        764
                  Class D Common Stock                        437
                  Class E Common Stock                        100
                  Class F Common Stock                        394

Item 27.  Indemnification
          ---------------

            Article VII, Section 3 of Registrant's Articles of Incorporation, incorporated by reference as Exhibit (1)(a) hereto, and Article VI, Section 2 of Registrant's Bylaws, incorporated by reference as Exhibit (2)(a) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of Registrant's principal underwriter and custodian is provided for, respectively, in Section 1.11 of the Distribution Contract filed herewith as Exhibit (6)(a) and Section 12 of the Custody Agreement, incorporated by reference as Exhibit (8)(c) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.    Business and Other Connections of Investment Adviser
            ----------------------------------------------------

            (a)   United States Trust Company of New York.

            United States Trust Company of New York ("U.S. Trust") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.


Position
with U.S.                                 Principal                Type of
Trust           Name                      Occupation               Business
--------        ----                      ----------               --------

Director        Eleanor Baum              Dean of School           Academic
                Cooper Union for          of Engineering
                 the Advancement
                 of Science & Art
                51 Astor Place
                New York, NY 10003

Director        Samuel C. Butler          Partner in Cravath,      Law Firm
                Cravath, Swaine           Swaine & Moore
                  & Moore
                Worldwide Plaza
                825 Eighth Avenue
                New York, NY  10019


Position
with U.S.                                 Principal                Type of
Trust           Name                      Occupation               Business
--------        ----                      ----------               --------
Director        Peter O. Crisp            Chairman                 Venture
                Venrock Inc.                                       Capital
                Room 5600
                30 Rockefeller Plaza
                New York, NY  10112

Director        Antonia M. Grumbach       Partner in Patter-       Law Firm
                Patterson, Belknap,       son, Belknap, Webb
                  Webb & Tyler            & Tyler
                1133 Avenue of the
                 Americas
                New York, NY 10036

Director,       H. Marshall Schwarz       Chairman of the          Bank
Chairman        United States Trust       Board & Chief Exe-
of the Board      Company of New York     cutive Officer of
and Chief       114 West 47th Street      U.S. Trust Corp. and
Executive       New York, NY 10036        U.S. Trust Company of
Officer                                   N.Y.

Director        Philippe de Montebello    Director of the          Art Museum
                Metropolitan Museum of    Metropolitan
                  Art                     Museum of Art
                1000 Fifth Avenue
                New York, NY  10028-0198

Director        Paul W. Douglas           Retired Executive        Coal Mining,
                250 Park Avenue                                    Transportation
                Room 1900                                          and Security
                New York, NY  10177                                Services

Director        Frederic C. Hamilton      Chairman of the          Investment and
                The Hamilton Companies    Board                    Venture Capital
                1560 Broadway
                Suite 2000
                Denver, CO  80202

Director        John H. Stookey
                Landmark Volunteers
                749 A Main Street
                Route 7, Box 455
                Sheffield, MA 01257

Director        Robert N. Wilson          Vice Chairman of         Health Care
                Johnson & Johnson         the Board of Johnson     Products
                One Johnson &             & Johnson
                  Johnson Plaza
                New Brunswick, NJ 08933

Director        Peter L. Malkin           Chairman of              Law Firm
                Wein, Malkin & Bettex     Wein, Malkin & Bettex
                Lincoln Building
                60 East 42nd Street
                New York, NY  10165

Director        Richard F. Tucker         Retired-Mobil            Petroleum
                11 Over Rock Lane         Oil Corporation          and Chemicals
                Westport, CT 06880



Position
with U.S.                                 Principal                Type of
Trust           Name                      Occupation               Business
--------        ----                      ----------               --------

Director        Carroll L. Wainright,     Consulting Partner       Law Firm
                Jr.                       of Milbank, Tweed,
                Milbank, Tweed, Hadley    Hadley & McCloy
                  & McCloy
                One Chase Manhattan Plaza
                New York, NY 10005

Director        Ruth A. Wooden            President & CEO          Not for
                The Advertising                                    Profit Public
                 Council, Inc.                                     Service
                261 Madison Avenue                                 Advertising
                11th Floor
                New York, NY 10016

Trustee/        Frederick B. Taylor       Vice Chairman and        Bank
Director,       United States Trust       Chief Investment Of-
Vice Chair-       Company of New York     ficer of U.S. Trust
man and         114 West 47th Street      Corporation and United
Chief Invest-   New York, NY 10036        States Trust Company
ment Officer                              of New York

Trustee/        Jeffrey S. Maurer         President of U.S.        Bank
Director and    United States Trust       Trust Corporation and
President         Company of New York     United States Trust
                114 West 47th Street      Company of New York
                New York, NY  10036

Trustee/        Daniel P. Davison         Chairman, Christie,      Fine Art
Director        Christie, Manson          Manson & Woods           Auctioneer
                  & Woods                 International, Inc.
                  International,Inc.
                502 Park Avenue
                New York, NY 10021

Trustee/        Orson D. Munn             Chairman and             Investment
Director        Munn, Bernhard &          Director of Munn,        Advisory
                  Associates, Inc.        Bernhard & Asso-         Firm
                6 East 43rd Street        ciates, Inc.
                28th Floor
                New York, NY 10017

Trustee/        Philip L. Smith           Corporate Director and
Director        P.O. Box 386              Trustee
                Ponte Verde Beach, FL 32004

            (b) Investment Sub-Adviser - United States Trust Company of California.

            United States Trust Company of California ("U.S. Trust California") serves as sub-adviser with respect to the California Tax-Exempt Income Fund. U.S. Trust California is a full-service state-chartered bank located in Los Angeles, California. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust California, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.


Position
with U.S.
Trust                                                   Principal                Type of
California                    Name                      Occupation               Business
----------                    ----                      ----------               --------


Director/Senior Vice          William R. Barrett, Jr.     Senior Vice               Bank
President and Director                                    President and
of Private Banking                                        Director of
                                                          Private Banking

Director                      Thomas C. Clark             Senior Vice               Bank
                                                          President of U.S
                                                          Trust Company of
                                                          New York

Director and President        Jeffrey S. Maurer           President of U.S.         Bank
of U.S. Trust Company                                     Trust Corporation
of New York                                               and U.S. Trust
                                                          Company of New
                                                          York

Director/Managing             Robert M. Raney             Managing Director         Bank
Director and Chief                                        and Chief
Investment Officer                                        Investment Officer

Director/President            Gregory F. Sanford          President and Chief       Bank
and Chief Operating                                       Operating Officer
Officer

Director/Chairman             Franklin E. Ulf             Chairman of the           Bank
of the Board and                                          Board and Chief
Chief Executive                                           Executive Officer
Officer

Director/Executive            Charles E. Wert             Executive Vice            Bank
Vice President and                                        President and
Department Manager                                        Department Manager

Item 29.  Principal Underwriter
          ---------------------

            (a) Edgewood Services, Inc. (the "Distributor") currently serves as distributor for Registrant. The Distributor acts as principal underwriter for the following open-end investment companies: Excelsior Funds, Inc., Excelsior Institutional Trust, FTI Funds, Marketvest Funds, Marketvest Funds, Inc., and Old Westbury Funds, Inc.
(b)

      Names and Principal          Positions and Offices with         Offices with
      Business Addresses                 the Distributor              Registrant
      -------------------          --------------------------         ------------
      Lawrence Caracciolo            Director and President,
      Federated Investors Tower      Edgewood Services, Inc.                  --
      Pittsburgh, PA  15222-3779

      Arthur Cherry                  Director,
      Federated Investors Tower      Edgewood Services, Inc.                  --
      Pittsburgh, PA  15222-3779

      Names and Principal          Positions and Offices with         Offices with
      Business Addresses                 the Distributor              Registrant
      -------------------          --------------------------         ------------

      J. Christopher Donahue         Director,
      Federated Investors Tower      Edgewood Services, Inc.            --
      Pittsburgh, PA  15222-3779

      Ronald M. Petnuch              Vice President,
      Federated Investors Tower      Edgewood Services, Inc.            --
      Pittsburgh, PA  15222-3779

      Newton Heston, III             Vice President,
      Federated Investors Tower      Edgewood Services, Inc.            --
      Pittsburgh, PA  15222-3779

      Thomas P. Schmitt              Vice President,
      Federated Investors Tower      Edgewood Services, Inc.            --
      Pittsburgh, PA 15222-3770

      Ernest L. Linane               Assistant Vice President,
      Federated Investors Tower      Edgewood Services, Inc.            --
      Pittsburgh, PA  15222-3779

      S. Elliott Cohan               Secretary,                      Assistant
      Federated Investors Tower      Edgewood Services, Inc.         Secretary
      Pittsburgh, PA  15222-3779

      Thomas J. Ward                 Assistant Secretary,
      Federated Investors Tower      Edgewood Services, Inc.             --
      Pittsburgh, PA  15222-3779

      Kenneth W. Pegher, Jr.         Treasurer,
      Federated Investors Tower      Edgewood Services, Inc.             --
      Pittsburgh, PA  15222-3779

            (c)   Not Applicable.

Item 30.  Location of Accounts and Records
          --------------------------------

            (1) United States Trust Company of New York, 114 W. 47th Street, New York, NY 10036 (records relating to its functions as investment adviser and transfer agent).

            (2) United States Trust Company of California, 515 South Flower Street, Los Angeles, CA 90071 (records relating to its function as sub-adviser to the California Tax-Exempt Income Fund).

            (3) Edgewood Services, Inc., Federated Investors Tower, Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897 (records relating to its function as distributor).

            (4) Chase Global Funds Services Company ("CGFSC"), 73 Tremont Street, Boston, Massachusetts 02108-3913; Federated Administrative Services, Federated Investors Tower, Pittsburgh, PA 15222-3779; United States Trust Company of New York, 114 West 47th Street, New York, NY 10036 (records relating to their functions as administrators and, with respect to CGFSC, sub-transfer agent).

            (5) The Chase Manhattan Bank, N.A., 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

            (6) Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrants' Articles of Incorporation, Bylaws, and Minute Books).

Item 31.    Management Services
            -------------------

            Inapplicable.

Item 32.    Undertakings
            ------------

            Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest available Annual Report to Shareholders which includes Management's Discussion of Registrant's performance, upon request and without charge.

                                SIGNATURES
                                ----------

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Excelsior Tax-Exempt Funds, Inc. certifies that it meets all of the requirements for effectiveness for this Post-Effective Amendment No. 21 to its Registration Statement ("Amendment No. 21") pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment No. 21 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 31st day of March, 1997.

                              EXCELSIOR TAX-EXEMPT FUNDS, INC.
                              Registrant

                              *Frederick S. Wonham
                              ---------------------------
                              Frederick S. Wonham, President
                              (Signature and Title)

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to Excelsior Tax-Exempt Funds, Inc.'s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


    Signature                   Title                   Date
    ---------                   -----                   ----

*Frederick S. Wonham           Chairman of the          March 31, 1997
 -------------------
 Frederick S. Wonham           Board, President
                               and Treasurer

*Joseph H. Dugan
 -------------------
 Joseph H. Dugan               Director                 March 31, 1997


*Donald L. Campbell
 -------------------
 Donald L. Campbell            Director                 March 31, 1997


*Wolfe J. Frankl
 -------------------
 Wolfe J. Frankl               Director                 March 31, 1997


*Robert A. Robinson
 -------------------
 Robert A. Robinson            Director                 March 31, 1997


*Alfred Tannachion
 -------------------
 Alfred Tannachion             Director                 March 31, 1997


 -------------------
 W. Wallace McDowell           Director                 March 31, 1997


 -------------------
 Jonathan Piel                 Director                 March 31, 1997


 -------------------
 Rodman L. Drake               Director                 March 31, 1997

* By:/s/ W. Bruce McConnel, III
     ---------------------------
     W. Bruce McConnel, III, Attorney-in-Fact

                             EXCELSIOR FUNDS, INC.
                       ESCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


        KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints W. Bruce McConnel, III, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.


Dated: July 26, 1996                             /s/ Frederick S. Wonham
                                                 -----------------------
                                                  Frederick S. Wonham

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST




                               POWER OF ATTORNEY
                               -----------------


        KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Alfred Tannachion and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated: July 26, 1996                             /s/ Wolfe J. Frankl
                                                 -------------------
                                                  Wolfe J. Frankl

                            EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST




                               POWER OF ATTORNEY
                               -----------------


        KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Alfred Tannachion and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated: July 26, 1996                             /s/ Robert A. Robinson
                                                 ----------------------
                                                  Robert A. Robinson

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


        KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Alfred Tannachion and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated: July 26, 1996                             /s/ Joseph H. Dugan
                                                 -------------------
                                                  Joseph H. Dugan

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


        KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Alfred Tannachion and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds' Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated: July 26, 1996                             /s/ Donald L. Campbell
                                                 ----------------------
                                                  Donald L. Campbell

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


        KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints W. Bruce McConnel, III, and his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt II Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.


Dated: July 26, 1996                             /s/ Alfred C. Tannachion
                                                 ------------------------
                                                  Alfred C. Tannachion

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.                   Description
                              -----------



(5)(e)                        Amendment No. 2 to the Investment
                              Advisory Agreement between Registrant and United States Trust Company of New York.

(5)(f)                        Sub-Advisory Agreement between
                              United States Trust Company of New York and
                              United States Trust Company of California.

(6)(b) Exhibit A to Distribution Contract between Registrant and Edgewood Services, Inc.

(8)(d) Exhibit A to Custody Agreement between Registrant and The Chase Manhattan Bank, N.A.

(9)(a)                        Amended and Restated Administrative
                              Services Plan and Form of Servicing
                              Agreement.

(11)                          Consent of Drinker Biddle &
                              Reath.

(13)(b) Purchase Agreement dated September 25, 1996 between Registrant and Edgewood Services, Inc.

(27)                          Financial Data Schedule.